JUNE 30, 2000
SEMI-ANNUAL
REPORT

Burnham Fund

Burnham Dow 30(SERVICE MARK) Focused Fund

Burnham Financial Services Fund

Burnham Money Market Fund

Burnham U.S. Treasury

Money Market Fund

[BRACKET GRAPHIC OMITTED] THE BURNHAM FAMILY OF FUNDS

                                      [GRAPHIC OMITTED]  BURNHAM FINANCIAL GROUP

THE PAST SIX MONTHS IN
                   REVIEW

[BEGIN SIDEBAR]

[PHOTO OMITTED - JOHN BURNHAM & I.W. BURNHAM, II]

BURNHAM NEWS AND VIEWS

Much has happened at Burnham during the past six months. The Burnham funds selected First Data Investor Services Group (which was subsequently acquired by PFPC Inc.) to serve as the funds' new transfer agent. PFPC is a leader in employing technology to enhance shareholder services. We are looking forward to introducing several new services to you over the coming months, including on-line account inquiry and transactional capability, as well as after-tax return reporting.

We continue to update and expand our website, WWW.BURNHAMFUNDS.COM. Look for new press releases, articles, links, video streaming of portfolio manager appearances, and audio market commentary. Please "bookmark" our website and take advantage of its many new features expected later in the fall.

We have just celebrated the 25th anniversary of the Burnham Fund, and the first anniversary of Burnham Investors Trust. A notable track record is being established, and print media attention has started to focus on stellar performance. The September 2000 issue of SmartMoney magazine has named the Burnham Fund one of the "Ten Best Funds to Buy Now." Its portfolio manager, Jon Burnham, continues to be a guest on CNBC, CNN/fn, and Bloomberg television.

Finally, I.W. Burnham, II has retired as Chairman of the Board of Trustees. As Chairman of the Trust and its predecessors since inception, and as a leader in the financial industry for the past 60 years, his contributions are immeasurable. We look forward to his continued insight and work with the funds in his role as Honorary Chairman. Jon Burnham has been named Chairman and CEO, and continues as Burnham Fund manager.

/S/ SIGNATURE OMITTED - JON BURNHAM

JON BURNHAM
CHAIRMAN AND CEO

/S/ SIGNATURE OMITTED - I.W. BURNHAM, II

I. W. BURNHAM, II
HONORARY CHAIRMAN

[END SIDEBAR]

A stock market correction took down stock markets during March and April of this year. Hardest hit were larger capitalization growth companies and tech companies, including many Nasdaq issues. In general, these stocks had grown quite expensive compared to the overall market.

Investors were not entirely indiscriminate: companies with real earnings and real businesses generally fared better than "story" companies with growing losses and no projected earnings for the foreseeable future. For somewhat separate reasons, companies with cyclical businesses also fell as economic pressures such as higher interest rates, rising energy costs, and strong global competition took their toll on earnings.

[TRIANGLE GRAPHIC OMITTED]

-0.4%
S&P 500
[TRIANGLE GRAPHIC OMITTED]

-2.5%
NASDAQ
[TRIANGLE GRAPHIC OMITTED]

-8.5%
DJIA

(BULLET) INTEREST RATES CONTINUED TO RISE. With economic reports released during the first half of 2000 showing continued strong growth even after six months of rising interest rates, the Federal Reserve raised rates on three more occasions during the report period. The Fed's stated goal remains that of engineering a "soft landing" to an economy of gradual growth that is below inflation-producing levels.

(BULLET) MERGERS AND ACQUISITIONS CONTINUED at a rapid pace, even as some deals announced earlier ultimately unraveled due to anti-trust concerns.

  MAJOR MERGERS AND ACQUISITIONS
  ANNOUNCED IN THE FIRST HALF OF 2000
--------------------------------------
  Vivendi and Seagrams
--------------------------------------
  Unilever and Best Foods
--------------------------------------
  BP Amoco and Atlantic Richfield
--------------------------------------
  Pfizer and Warner Lambert
--------------------------------------
  Tyco International and Mallinckrodt
--------------------------------------
  AOL and Time Warner
--------------------------------------
  Nabisco Holdings and Philip Morris
--------------------------------------

(BULLET) RETAIL CONSUMER SPENDING ACCELERATED DURING THE FIRST HALF OF 2000 to an annualized growth of 7.0%. This acceleration appeared to be due to historically high tax refunds, continued low unemployment, and an increase in personal disposable income. Also up was industrial production, led by strength in the technology sector (manufacturing growth remained steady at 1%).

[PHOTO OMITTED - HAND HOLDING CREDIT CARD]

(BULLET) HIGHER LENDING RATES APPEARED TO TAKE THEIR TOLL ON THE HOUSING SECTOR, as building permits and housing starts declined significantly compared to the same period last year. The impact of this decline is likely to flow through to the manufacturing sector over the next year.

GROSS DOMESTIC PRODUCT
 % change from preceding period

[BAR GRAPH OMITTED - PLOT POINTS AS FOLLOWS]
1997      4.2%
1998      4.3%
1999      4.2%
Q1 2000*  5.5%
* QUARTERLY ESTIMATE EXPRESSED AT A SEASONALLY ADJUSTED ANNUAL RATE.

PRICE CHANGES, FIRST HALF OF 2000
 Selected Components of Urban CPI, 6 month seasonally adjusted.

[BAR GRAPH OMITTED - PLOT POINTS AS FOLLOWS]
APPAREL           -3.9%
FOOD               2.3%
HOUSING           4.3%
MEDICAL CARE       4.4%
TRANSPORTATION     9.5%
ENERGY            26.6%

SOURCE: CUREAU OF LABOR STATISTICS, JULY 18, 2000.

S&P 500: BEST AND WORST SECTORS, FIRST HALF OF 2000

[BAR GRAPH OMITTED - PLOT POINTS AS FOLLOWS]
BASIC MATERIALS            -25.5%
CONSUMER CYCLICAL          -20.5%
COMMUNICATION SERVICES     -16.4%
ENERGY                       3.4%
UTILITIES                   13.4%
HEALTH CARE                 22.9%

[PHOTO OMITTED - OIL RIG]

(BULLET) EQUITY MARKETS RETURNED TO A FOCUS ON QUALITY OF EARNINGS, and showed increasing frustration with risk and lack of profits. Best-performing industries included pharmaceuticals (with significant new drug announcements), utilities (due to increased utilization), energy (because of high crude oil prices), and profitable technology firms that could show strong unit growth. Battered were unprofitable Internet firms, cellular communications firms, and consumer retailers.

(BULLET) EARNINGS PROJECTIONS FOR 2000 WERE DOWN IN SOME SECTORS BUT UP OVERALL.
         While most analysts have reduced their earnings estimates for economically sensitive sectors of the S&P 500, the consensus view projects 11% increases for 2000 and 10% for 2001. Thus far, the strongest sectors of the economy in terms of profit growth have been technology, services, utilities, consumer staples, pharmaceuticals, and energy.

(BULLET) FIXED INCOME MARKETS PERFORMED WELL IN THE FIRST HALF OF THE YEAR, on expectations that the Fed has nearly completed its interest rate tightening and that the economy will begin to show signs of softening.

-----------------------------------------------
  Lehman Brothers Long-Term Bond Index    +9.1%
-----------------------------------------------
  30-year Treasury Bond yield              5.9%
-----------------------------------------------
  10-year Treasury Bond yield              6.2%
-----------------------------------------------

LOOKING AHEAD

We believe that the Federal Reserve maybe through raising interest rates. Market volatility, surging oil prices, and higher interest rates have slowed consumer growth, but the Fed is still concerned that rising wages -- even though accompanied by higher productivity -- pose an inflation threat. If evidence of a slowdown does materialize, the Fed's next move may be a reduction of rates, probably not until after the November election. We believe the Fed will successfully engineer a "soft landing" and we do not see signs of recession on the horizon.

No matter which party prevails in the elections, we believe that significant tax changes are likely. The federal surplus continues to grow, and Congress is under pressure to encourage savings and to cut taxes. However, those who favor a healthy surplus argue that a surplus would likely mitigate the effects of an economic downturn. This faction also notes that when the federal government is a net buyer of bonds, it helps keep long-term interest rates low and improves liquidity in the corporate bond market. We see positive potential for the economy in both views.

We expect the new issue market to remain fairly cool, and we see investors returning to fundamentals and focusing on the quality of reported earnings. We do expect disappointing results in several sectors, particularly those that are unable to raise prices for their goods and services. The rise of the dollar against other currencies, coupled with strong worldwide competition, is likely to keep prices down. Export volume has slackened in the manufacturing and basic industrial sectors, while retail prices within the US have been declining for two years. Incidentally, e-retail is growing slowly, now at 0.7% of total retail sales -- not encouraging for internet retail growth. We expect losses at e-retail firms to continue to mount and consolidation to accelerate.

While we caution that the market is volatile and continues to be sensitive to negative earnings surprises, overall we are optimistic about the market during the rest of 2000.

[BEGIN SIDEBAR]
THE FUNDS

[TRIANGLE GRAPHIC OMITTED]

Burnham Fund

+10.5%      CLASS A

The fund outperformed its peers and the S&P 500 by a wide margin during the report period.

PERFORMANCE AND DISCUSSION        4
PORTFOLIO AND FINANCIALS         17
-----------------------------------

[TRIANGLE GRAPHIC OMITTED]

Burnham Dow 30(SERVICE MARK)
Focused Fund

 -9.3%

Both the fund and the index ended the first half of 2000 down.

PERFORMANCE AND DISCUSSION        6
PORTFOLIO AND FINANCIALS         22
-----------------------------------

[TRIANGLE GRAPHIC OMITTED]

Burnham Financial
Services Fund

 +8.3%     CLASS A

Fear of rising interest rates hampered financial services stocks, but the fund significantly outperformed its peers.

PERFORMANCE AND DISCUSSION        8
PORTFOLIO AND FINANCIALS         25
-----------------------------------

[TRIANGLE GRAPHIC OMITTED]

Burnham Money
Market Fund

 +2.6%

The fund's total return for the report period equates to an annualized yield of 5.3%.

PERFORMANCE AND DISCUSSION       10
PORTFOLIO AND FINANCIALS         30
-----------------------------------

[TRIANGLE GRAPHIC OMITTED]

Burnham U.S. Treasury Money Market Fund

 +2.6%

The fund returned an annualized yield of 5.3% for the report period, while providing a high degree of stability and liquidity.

PERFORMANCE AND DISCUSSION       12
PORTFOLIO AND FINANCIALS         34
[END SIDEBAR]

                                                                        REVIEW 3

BURNHAM FUND

[BEGIN SIDEBAR]
INVESTMENT FOCUS

                                 STYLE

---------------------------------------------------

MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE                              O
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL
---------------------------------------------------

TICKER SYMBOLS
Class A                        BURHX
Class B                           --

------------------------------------

PORTFOLIO MANAGER
Jon M. Burnham
Since 1995

------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                            None

------------------------------------

ASSET VALUES
Net assets, in millions       $216.0
Net asset value per share
Class A                       $46.09
Class B                       $46.96

------------------------------------

MAXIMUM OFFERING PRICE
Class A                       $48.52

------------------------------------

EXPENSE RATIOS
Annualized, after expense
reimbursement recovery
Class A                         1.3%
Class B                         2.1%

------------------------------------

INCEPTION
Class A                June 15, 1975
Class B             October 18, 1993

ALL DATA AS OF JUNE 30, 2000.
PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION DOES NOT INCLUDE THE MAXIMUM 5% SALES CHARGE. CLASS B SHARES HAVE DIFFERENT COSTS AND THE GROWTH CHART DOES NOT REPRESENT THEIR PERFORMANCE. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.

[PHOTO OMITTED - JON BURNHAM]
"Our emphasis on companies with sustainable growth and our tendency to avoid cyclicals helped the fund post strong gains in a tough market environment."

                                             /S/ SIGNATURE OMITTED - JON BURNHAM

                                                                     JON BURNHAM
                                                               Portfolio Manager

Although large-cap stocks finished the report period about where they started, the Burnham Fund continued to advance. The fund outperformed its peer group, the Morningstar Large-Cap Blend category, by 10% and the S&P 500 by 11%. This performance helped push the fund even closer to the top of its peer group.

(BULLET) After the spring stock market correction, companies with sustainable growth returned to favor. The correction was particularly harsh for unprofitable internet companies and for industries that are traditionally sensitive to a softening economy, such as housing, consumer durable goods, and manufacturing. The fund's strategy of avoiding unprofitable companies and cyclical industries helped insulate the fund from much of the effect of the correction.

(BULLET) Sectors that the fund traditionally favors (technology, energy, and health care) generally outperformed the market. Of the fund's 25 top holdings, only seven were in negative territory (and only four by any significant amount), and eight of our top ten holdings handily beat the averages.

(BULLET) We expect market performance over the second half of the year to be closely dependent on corporate earnings. World-wide competition combined with a strong dollar has caused a fall-off in exports from the manufacturing and basic in-dustrial sectors. Retail prices also have been declining, due to the competitive influence of discounters and the internet (although ironically, e-commerce sales remain flat at approximately 0.7% of retail sales). The CPI continues to show modest increases with the exception of energy-based products. All of these factors can be expected to make it difficult for companies to maintain their earnings momentum.

(BULLET) One potentially positive factor for stock markets is interest rates. We believe that the Federal Reserve has finished raising interest rates and will not interfere with the upcoming Presidential elections. Its next move may in fact be a reduction of rates. Either a stable or declining rate environment would likely spur the stock market to continued growth.

(BULLET) The fund expects to continue to follow the investment disciplines that have led to its success to date. The fund will seek companies showing sustainable earnings growth of 20% or more, particularly when this growth can be traced to expanding industry fundamentals and reasonable control over pricing.

GROWTH OF $10,000 SINCE INCEPTION June '75
                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
1975         10000
             10385
              9853
              9514
              9175
              9673
              9911
              9792
             10928
             10998
             11171
             11206
             11137
             11670
             11517
             11434
             11693
             11386
             11527
             12130
             11700
             11437
             11485
             11615
             11340
             11854
             11766
             11546
             11485
             11229
             11716
             11656
             11158
             11070
             11407
             12229
             12491
             12379
             13556
             13899
             13682
             12396
             12808
             13167
             13684
             13346
             13932
             14065
             13947
             14487
             14945
             15796
             16010
             14985
             15968
             16265
1980         17758
             17622
             15526
             16286
             17277
             17829
             18641
             19143
             19798
             20594
             22509
             21777
             21074
             21202
             22273
             22177
             22741
             22193
             21658
             20551
             19647
             20953
             21766
             21220
             20904
             20375
             20375
             21047
             20740
             20464
             20188
             22122
             22325
             24649
             25502
             25928
             26532
             27129
             27563
             29090
             28910
             29595
             28701
             28750
             29262
             28899
             29500
             29067
             28898
             28077
             28145
             28536
             27394
             28241
             28343
             30463
             30463
             30776
             30724
             31166
1985         33027
             33209
             33481
             33625
             35844
             36579
             36173
             36285
             35897
             37473
             39481
             41191
             41426
             44533
             46888
             46720
             48822
             50145
             48716
             50708
             47103
             49665
             50564
             50170
             54354
             56170
             56860
             55990
             56567
             58903
             60423
             61493
             60619
             53515
             51604
             53524
             55413
             57209
             56242
             56264
             56377
             57606
             58090
             57468
             58486
             59825
             59568
             59883
             62626
             62357
             63167
             65170
             66812
             66632
             69870
             70974
             70484
             69970
             71089
             73520
1990         70175
             70280
             71004
             69144
             72539
             72256
             72863
             69839
             69518
             69907
             71459
             72217
             72614
             75301
             76332
             76439
             78044
             75695
             77731
             79325
             79515
             81280
             79354
             85195
             85595
             86673
             84030
             85753
             85384
             84086
             87416
             87127
             88077
             87619
             89836
             91758
             91602
             93453
             94864
             93801
             95724
             96930
             97560
            100595
            101228
            100995
             98794
            100355
            101469
             99703
             95416
             96112
             96689
             95432
             97789
            100244
             99011
            100446
             98016
             98564
1995        100418
            102777
            103959
            106298
            109211
            111078
            112956
            114164
            117053
            116741
            119438
            122663
            126355
            127075
            128180
            129283
            131894
            131116
            124849
            127870
            134468
            138180
            146166
            144252
            152099
            149787
            145638
            152002
            159374
            166387
            178017
            171146
            177598
            173993
            176690
            179923
            179239
            191141
            200621
            205537
            201714
            209439
            206046
            170133
            181446
            191571
            202395
            219679
            231037
            220086
            233687
            241796
            231592
            245603
            237277
            257872
            269657
Dec 1999    291553
            289940
            296399
            313590
            306440
            300434
            322035

$322,035
-------------------------
Annualized Rate of Return
14.9%

An investment in the Burnham Fund at its inception in 1975 would have grown by more than 3,120% by the end of the report period.

4  BURNHAM FUND

PORTFOLIO INVESTMENTS
------------------------------------

                                ASSET ALLOCATION
                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
Cash and cash equivalents                  4%
Corporate bonds and convertible bonds      2%
Common stocks                             94%

[GRAPHIC OMITTED - BRACKET]

The fund seeks capital appreciation, mainly long-term. Income is generally of lesser importance.

                                                % NET
TOP 10 INDUSTRIES - COMMON STOCK                ASSETS
------------------------------------------------------
 Computer Products and Software                  33.4%
------------------------------------------------------
 Banking                                          8.7%
------------------------------------------------------
 Pharmaceuticals                                  8.0%
------------------------------------------------------
 Energy - Oil and Gas Refining                    7.4%
------------------------------------------------------
 Semiconductors                                   4.8%
------------------------------------------------------
 Telecommunication Networks and Services          4.8%
------------------------------------------------------
 Diversified Financial Services                   2.9%
------------------------------------------------------
 Consumer Products                                2.8%
------------------------------------------------------
 Real Estate Investment Trusts                    2.7%
------------------------------------------------------
 Automotive                                       2.5%
------------------------------------------------------
                                                 78.0%
                                                 =====
                                    % NET
 TOP 10 COMMON STOCK HOLDINGS      ASSETS
-----------------------------------------
 Siebel Systems, Inc.               15.2%
-----------------------------------------
 Pfizer Inc.                         5.1%
-----------------------------------------
 EMC Corp.                           5.1%
-----------------------------------------
 Citigroup, Inc.                     5.0%
-----------------------------------------
 Intel Corp.                         4.3%
-----------------------------------------
 Cisco Systems, Inc.                 4.1%
-----------------------------------------
 IBM                                 3.8%
-----------------------------------------
 Exxon Mobil Corp.                   3.6%
-----------------------------------------
 American Express Co.                2.9%
-----------------------------------------
 General Electric Co.                2.8%
-----------------------------------------
                                    51.9%
                                    =====

TOTAL RETURN
--------------------------------------------------

GROWTH OF $10,000 OVER TEN YEARS

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
           BURNHAM FUND        BURNHAM FUND       S&P 500 INDEX*   MORNINGSTAR
        WITH SALES CHARGE   WITHOUT SALES CHARGE                LARGE CAP BLEND*
JUL 1, '90     9500.00           10000.00           10000.00        10000.00
               9579.80           10084.00            9968.00         9903.00
               9182.24            9665.51            9066.89         9086.00
               9140.00            9621.05            8625.34         8651.69
               9191.18            9674.93            8588.25         8552.20
               9395.23            9889.71            9143.05         9058.49
               9494.82            9994.54            9398.14         9318.47
               9547.04           10049.50            9807.90         9778.80
               9900.28           10421.40           10509.20        10452.60
              10035.90           10564.10           10763.50        10722.20
              10050.00           10578.90           10789.30        10712.60
              10261.00           10801.10           11254.30        11142.20
               9952.16           10476.00           10738.90        10645.20
              10219.90           10757.80           11239.30        11137.00
              10429.40           10978.30           11505.70        11422.10
              10454.40           11004.60           11313.50        11302.20
              10686.50           11248.90           11465.10        11503.40
              10433.20           10982.30           11003.10        11073.10
              11201.10           11790.60           12261.90        12281.20
              11253.80           11846.10           12033.80        12202.60
              11395.50           11995.30           12190.20        12382.00
              11048.00           11629.50           11952.50        12112.10
              11274.50           11867.90           12303.90        12244.10
              11226.00           11816.80           12364.20        12326.10
              11055.40           11637.20           12180.00        12045.10
              11493.10           12098.00           12674.50        12467.90
              11455.20           12058.10           12414.70        12226.00
              11580.10           12189.60           12561.20        12393.50
              11519.90           12126.20           12603.90        12531.10
              11811.30           12433.00           13033.60        13041.10
              12064.10           12699.00           13194.00        13226.30
              12043.60           12677.50           13304.80        13351.90
              12286.90           12933.50           13488.40        13389.30
              12472.40           13128.80           13773.00        13738.80
              12332.70           12981.80           13439.70        13439.30
              12585.50           13247.90           13798.50        13807.50
              12744.10           13414.80           13838.60        13843.40
              12826.90           13502.00           13783.20        13806.00
              13225.90           13921.90           14305.60        14336.20
              13309.20           14009.60           14195.40        14362.00
              13278.60           13977.40           14489.30        14584.60
              12989.10           13672.70           14351.60        14355.60
              13194.30           13888.80           14525.30        14677.20
              13340.80           14042.90           15019.10        15124.80
              13108.60           13798.60           14612.10        14834.40
              12545.00           13205.20           13975.00        14202.50
              12636.50           13301.60           14153.90        14323.20
              12712.40           13381.40           14386.00        14434.90
              12547.10           13207.50           14033.60        14056.70
              12857.00           13533.70           14493.90        14451.70
              13179.70           13873.40           15088.10        15000.90
              13017.60           13702.80           14718.50        14681.40
              13206.40           13901.50           15049.60        14895.70
              12886.80           13565.00           14501.80        14365.40
              12959.00           13641.00           14716.50        14519.10
              13202.60           13897.50           15097.60        14728.20
              13512.80           14224.00           15686.40        15265.80
              13668.20           14387.60           16149.20        15668.80
              13975.80           14711.30           16624.00        16024.50
              14358.70           15114.40           17288.90        16550.10
              14604.20           15372.90           17690.00        17001.90
              14851.00           15632.70           18277.30        17612.30
              15010.00           15800.00           18323.00        17682.80
              15389.70           16199.70           19096.30        18268.00
              15348.70           16156.60           19027.50        18132.90
              15703.30           16529.80           19862.80        18870.90
              16127.30           16976.10           20246.20        19127.50
              16612.70           17487.10           20934.50        19659.30
              16707.40           17586.80           21129.20        19965.90
              16852.80           17739.80           21332.10        20143.60
              16997.70           17892.30           21645.70        20492.10
              17341.00           18253.70           22204.10        20949.10
              17238.70           18146.00           22288.50        20930.20
              16414.70           17278.70           21303.30        20017.70
              16812.00           17696.80           21752.80        20518.10
              17679.50           18610.00           22977.50        21568.70
              18167.40           19123.60           23611.70        21961.20
              19217.50           20228.90           25396.80        23399.70
              18965.70           19963.90           24893.90        23037.00
              19997.50           21050.00           26449.80        24172.70
              19693.50           20730.00           26656.10        24184.80
              19148.00           20155.80           25560.50        23231.90
              19984.80           21036.60           27086.50        24265.70
              20954.00           22056.90           28736.00        25741.10
              21876.00           23027.40           30023.40        26781.00
              23405.20           24637.00           32413.30        28835.10
              22501.70           23686.00           30598.10        27577.90
              23350.00           24579.00           32274.90        29023.00
              22876.00           24080.00           31196.90        28056.50
              23230.60           24453.30           32641.30        28909.40
              23655.70           24900.80           33202.80        29377.80
              23565.80           24806.10           33571.30        29583.40
              25130.60           26453.30           35991.80        31624.70
              26377.10           27765.30           37834.60        33022.50
              27023.30           28445.60           38216.70        33293.30
              26520.70           27916.50           37559.40        32594.10
              27536.40           28985.70           39084.30        33598.00
              27090.30           28516.10           38670.00        33040.30
              22368.50           23545.80           33078.30        28299.00
              23856.00           25111.60           35198.70        29770.50
              25187.20           26512.80           38060.30        31958.70
              26610.20           28010.80           40366.80        33738.80
              28882.70           30402.90           42691.90        35756.40
              30376.00           31974.70           44476.40        36882.70
              28936.20           30459.10           43093.20        35724.60
              30724.40           32341.50           44816.90        37003.50
              31790.50           33463.70           46551.30        38306.00
              30449.00           32051.60           45452.70        37509.30
              32291.20           33990.70           47975.30        39482.20
              31383.80           33035.60           46478.50        38424.10
              31713.30           33382.40           46246.10        37989.90
              31196.40           32838.30           44979.00        37112.40
              33904.20           35688.70           47826.10        39149.80
              35453.60           37319.60           48797.00        40089.40
              38332.50           40350.00           51671.20        42631.10
              38048.80           40051.40           49077.30        40810.80
              38969.60           41020.60           48149.70        40884.20
              41229.80           43399.80           52858.70        44093.60
              40289.80           42410.30           51267.70        42775.20
              39500.10           41579.10           50216.70        41770.00
JUN  30, '00  42340.20           44568.60           51457.10        42914.50

                      WITH NO     WITH MAX.
AVERAGE            SALES CHARGE  SALES CHARGE
ANNUAL RETURN         OR CDSC      OR CDSC
---------------------------------------------

CLASS A
---------------------------------------------
 One year                31.1%      24.6%
---------------------------------------------
 Three years             24.6%      22.5%
---------------------------------------------
 Five years              23.7%      22.5%
---------------------------------------------
 Ten years               16.1%      15.5%
---------------------------------------------
 Fifteen years           15.6%      15.2%
---------------------------------------------
 Twenty years            15.6%      15.3%
---------------------------------------------
 Since inception         14.9%      14.6%
---------------------------------------------

CLASS B
---------------------------------------------
 One year                30.1%      26.1%
---------------------------------------------
 Three years             23.6%      23.0%
---------------------------------------------
 Five years              22.9%      22.7%
---------------------------------------------
 Since inception         18.0%      18.0%


                      WITH NO     WITH MAX.
CUMULATIVE         SALES CHARGE  SALES CHARGE
TOTAL RETURN          OR CDSC      OR CDSC
---------------------------------------------

CLASS A
---------------------------------------------
 One year                31.1%      24.6%
---------------------------------------------
 Three years             93.5%      83.9%
---------------------------------------------
 Five years             189.9%     175.4%
---------------------------------------------
 Ten years              345.7%     323.4%
---------------------------------------------
 Fifteen years          780.4%     736.4%
---------------------------------------------
 Twenty years         1,706.3%   1,616.0%
---------------------------------------------
 Since inception      3,120.4%   2,959.3%
---------------------------------------------

CLASS B
---------------------------------------------
 One year                30.1%      26.1%
---------------------------------------------
 Three years             88.9%      85.9%
---------------------------------------------
 Five years             180.1%     179.1%
---------------------------------------------
 Since inception        201.9%     201.9%

[BEGIN SIDEBAR]

PERFORMANCE OVER
      THE PAST SIX MONTHS

[TRIANGLE GRAPHIC OMITTED]
     10.5%
FUND (CLASS A)

[TRIANGLE GRAPHIC OMITTED]
     -0.4%
    SECTOR

[TRIANGLE GRAPHIC OMITTED]
      0.7%
  PEER GROUP

THE FUND posted strong performance relative to the overall stock market. For the report period, Class B shares returned 10.1%.

THE SECTOR is represented by the S&P 500 Index(REGISTRATION MARK) ("Standard & Poor's 500 Composite Stock Index"), an unmanaged index that includes 500 large-cap stocks.

THE PEER GROUP is represented by the funds in the Morningstar Large Cap Blend category.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                         FUND   SECTOR  PEER GROUP
DECEMBER 1999            0.00     0.00     0.00
JANUARY 2000            -0.74    -5.02    -4.27
FEBRUARY 2000            1.66    -6.82    -4.10
MARCH 2000               7.56     2.30     3.43
APRIL 2000               5.11    -0.78     0.34
MAY 2000                 3.05    -2.81    -2.02
JUNE 2000               10.50    -0.41     0.66

-----------------------------------------------

MODERN PORTFOLIO THEORY STATISTICS
THREE-YEAR RANGE

------------------------------------
 Beta                           0.95
------------------------------------
 R2                               84
------------------------------------
 Alpha                          5.07
------------------------------------
 Standard Deviation            22.28
------------------------------------
 Sharpe Ratio                   0.99
------------------------------------

FOR EXPLANATION OF THESE MODERN PORTFOLIO THEORY TERMS, TURN TO THE INSIDE BACK COVER.

* KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS. [END SIDEBAR]

                                                                  BURNHAM FUND 5

BURNHAM
       Dow 30(SERVICE MARK) Focused Fund

[BEGIN SIDEBAR]

INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE                    O
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL
---------------------------------------------------

TICKER SYMBOL                    N/A

------------------------------------

PORTFOLIO MANAGER
David Leibowitz
Since inception

------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                            None

------------------------------------

ASSET VALUES

Net assets, in millions         $0.5
Net asset value per share      $9.32

------------------------------------

EXPENSE RATIO
Annualized, after expense
reimbursement                   1.2%

------------------------------------

INCEPTION
May 3, 1999

ALL DATA AS OF JUNE 30, 2000.
PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.
[END SIDEBAR]

[PHOTO OMITTED - DAVID LEIBOWITZ]

"The second quarter's sell-off in the technology sector also took its toll on the Dow. It remains to be seen if this longest running bull market has finally run its course or is just waiting for the Fed's all clear signal."

                                         /S/ SIGNATURE OMITTED - DAVID LEIBOWITZ

                                                                 DAVID LEIBOWITZ
                                                               Portfolio Manager

The first six months of 2000 proved to be a trying time for the Dow Jones Industrial Average and for the fund. The Dow continued to trade in a narrow range, as it has since the fund's inception just over a year ago. Even so, the index has shown tremendous volatility. With intra-day moves of 100 points or more becoming commonplace, the Dow is on track to set an all-time record for volatility in 2000. Neither the narrow range nor the volatility helped performance, as both the fund and the index lost ground during the report period.

(BULLET) It is only when compared with many internet and technology stocks that the Dow looks relatively reasonable. Still, valuations for some specific component companies are far from outrageous.

(BULLET) Even after this spring's market downturn, the Dow is trading in uncharted territory when it comes to historic valuation criteria. Such measures as price/earnings ratio, yield, price/book ratio, cash flow, and the rate of earnings growth compared to price/earnings ratio all remain high for the stocks in the Dow.

(BULLET) The ratio of advancing versus declining stocks continues to weigh on the downside and gives us reason to be cautious.

(BULLET) Interest rates, however, offer a cause for hope. If the Fed refrains from further rate hikes, the positive impact on the Dow could be significant. While some believe that the Fed has finished tightening for now, we believe any further rate increases could return the Dow to the lows it set late in 1999.

(BULLET) We expect the political conventions and the intensification of the presidential campaign to do little to stabilize the market in the near-term. A more significant factor in the long-term, however, will be the outcome of the election. Historically, a landslide victory in a presidential election (a margin of at least ten percentage points) has tended to signal a market rally. If a single party winds up with control of the White House and both houses of Congress -- as is possible for the first time in many years -- this too could tend to have a positive effect on stock prices.

(BULLET) At the end of the report period, the fund was 94.3% invested. Because of its limited size, most of the investments in the portfolio were in the DIAMONDS trust, a publicly traded unit investment trust that owns stocks of the Dow Jones Industrial Average in the same proportion in which they are represented in the average.

(BULLET) The fund responded to the changes in the Dow's composition by increasing its positions in the companies the in- dex dropped. As of the end of the re-port period, these positions represented some 21% of the fund's net assets. The underperformance of two of these positions was a major factor in the fund's performance relative to its benchmark. The Fund also overweighted three of last year's worst performers. To date, each has faired better than the Dow.

6  DOW 30(SERVICE MARK) FOCUSED FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------

DJIA COMPONENTS AND WEIGHTINGS
----------------------------------------------
 Intel Corp.                             7.24%
----------------------------------------------
 Hewlett-Packard Co.                     6.76%
----------------------------------------------
 Morgan (J.P.) & Co.                     5.96%
----------------------------------------------
 International Business Machines Corp.   5.93%
----------------------------------------------
 Johnson & Johnson                       5.52%
----------------------------------------------
 Minnesota Mining & Manufacturing Co.    4.47%
----------------------------------------------
 Microsoft Corp.                         4.33%
----------------------------------------------
 Exxon Mobil Corp.                       4.25%
----------------------------------------------
 Merck & Co.                             4.15%
----------------------------------------------
 Citigroup Inc.                          3.26%
----------------------------------------------
 Eastman Kodak Co.                       3.22%
----------------------------------------------
 United Technologies                     3.19%
----------------------------------------------
 General Motors Corp.                    3.14%
----------------------------------------------
 Wal-Mart Stores Inc.                    3.12%
----------------------------------------------
 Coca-Cola Co., The                      3.11%
----------------------------------------------
 Proctor & Gamble Co.                    3.10%
----------------------------------------------
 General Electric Co.                    2.87%
----------------------------------------------
 American Express Co.                    2.82%
----------------------------------------------
 Home Depot Inc.                         2.71%
----------------------------------------------
 DuPont (E.I.) De Nemours & Co.          2.37%
----------------------------------------------
 SBC Communications                      2.34%
----------------------------------------------
 Boeing Co., The                         2.26%
----------------------------------------------
 Disney (Walt) Co.                       2.10%
----------------------------------------------
 Caterpillar Inc.                        1.83%
----------------------------------------------
 Honeywell International Inc.            1.83%
----------------------------------------------
 McDonald's Corp.                        1.78%
----------------------------------------------
 AT&T Corp.                              1.71%
----------------------------------------------
 International Paper Co.                 1.62%
----------------------------------------------
 ALCOA Inc.                              1.57%
----------------------------------------------
 Morris (Philip) Cos.                    1.44%

[GRAPHIC OMITTED - BRACKET]

The fund seeks capital appreciation.

ASSET ALLOCATION
                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
Common stocks                 94%
Cash and cash equivalents      6%

                                    % NET
TOP INDUSTRIES                     ASSETS
-----------------------------------------
 Technology                         18.0%
-----------------------------------------
 Energy                             11.4%
-----------------------------------------
 Financial Services                  8.3%
-----------------------------------------
 Consumer/Non-Cyclicals              7.6%
-----------------------------------------
 Retail Stores                       7.3%
-----------------------------------------
 Conglomerates                       7.3%
-----------------------------------------
 Consumer/Cyclicals                  6.8%
-----------------------------------------
 Healthcare                          6.7%
-----------------------------------------
 Industrial Cyclicals                5.0%
-----------------------------------------
 Communications Services             4.5%
-----------------------------------------
 Basic Materials                     3.8%
-----------------------------------------
 Capital Goods                       2.8%
-----------------------------------------
                                    89.5%
                                    =====

                                    % NET
TOP COMMON STOCK HOLDINGS          ASSETS
-----------------------------------------
 DIAMONDS Trust, Series 1           69.1%
-----------------------------------------
 Chevron Corp.*                      8.5%
-----------------------------------------
 Union Carbide Co.*                  5.0%
-----------------------------------------
 Sears, Roebuck & Co.*               3.3%
-----------------------------------------
 Eastman Kodak Co.                   2.4%
-----------------------------------------
                                    88.3%
                                    =====

TOTAL RETURN
----------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             BURNHAM DOW
           30(SERVICE MARK)
             FOCUSED FUND    DJIA INDEX(DAGGER)
1/3/99          10000.00      10000.00
MAY-99           9680.00       9604.00
JUN-99          10060.40       9990.08
JUL-99           9760.62       9707.36
AUG-99           9940.22       9888.89
SEP-99           9550.56       9451.80
OCT-99           9881.01       9815.69
NOV-99           9900.77       9969.80
DEC-99          10322.50      10549.00
JAN 00           9769.26      10041.60
FEB 00           9035.59       9313.62
MAR 00           9769.28      10055.00
APR 00           9698.94       9888.07
MAY 00           9618.44       9712.06
JUN 00           9367.40       9654.76

AVERAGE ANNUAL RETURN
-----------------------------------------
 One year                          (6.9%)
-----------------------------------------
 Since inception                   (5.5%)

CUMULATIVE TOTAL RETURN
-----------------------------------------
 One year                          (6.9%)
-----------------------------------------
 Since inception                   (6.3%)

[BEGIN SIDEBAR]

PERFORMANCE OVER THE PAST SIX MONTHS

[TRIANGLE GRAPHIC OMITTED]
  -9.3%
   FUND

[TRIANGLE GRAPHIC OMITTED]
  -8.5%
  SECTOR

[TRIANGLE GRAPHIC OMITTED]
  -1.8%
PEER GROUP

THE FUND lagged both its benchmark and its peer group for the report period.

THE SECTOR is represented by the DJIA(SERVICE MARK) (Dow Jones Industrial Average), an unmanaged average of the prices of 30 large-cap stocks.

THE PEER GROUP is represented by the funds in the Morningstar Large Cap Value category.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  FUND     SECTOR   PEER GROUP
DECEMBER 99        0.00     0.00       0.00
JANUARY 00        -5.36    -4.81      -4.08
FEBRUARY 00      -12.47   -11.71      -8.76
MARCH 00          -5.36    -4.68       0.39
APRIL 00          -6.04    -6.27      -0.32
MAY 00            -6.82    -7.93       0.42
JUNE 00           -9.25    -8.48      -1.82

MODERN PORTFOLIO THEORY STATISTICS
will be available when the fund has been in operation for three years.

* SECURITIES DROPPED FROM THE DOW JONES INDUSTRIAL AVERAGE AS OF NOVEMBER 1,
1999.

(DAGGER) KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

[END SIDEBAR]
                                             DOW 30(SERVICE MARK) FOCUSED FUND 7

BURNHAM
        Financial Services Fund

[BEGIN SIDEBAR]
INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL                    0
---------------------------------------------------

TICKER SYMBOLS
Class A                          N/A
Class B                          N/A

------------------------------------

PORTFOLIO MANAGER
Anton Schutz
Since inception

------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                            None

------------------------------------

ASSET VALUES
Net assets, in millions         $3.8
Net asset value per share
Class A                       $10.59
Class B                       $10.53

------------------------------------

MAXIMUM OFFERING PRICE
Class A                       $11.15

------------------------------------

EXPENSE RATIOS
Annualized, after expense
reimbursement
Class A                         1.6%
Class B                         2.1%

------------------------------------

INCEPTION
Both classes            June 7, 1999

ALL DATA AS OF JUNE 30, 2000. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS B SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.

[END SIDEBAR]

[PHOTO OMITTED - ANTON SCHUTZ]

"By taking a conservative, risk-managed approach during the report period, the fund was able to outperform in what proved to be a challenging time for financial services stocks."

                                            /S/ SIGNATURE OMITTED - ANTON SCHUTZ

                                                                    ANTON SCHUTZ
                                                               Portfolio Manager

With the Fed raising interest rates and the future health of the U.S. economy in doubt, financial services stocks found themselves somewhat out of favor with investors during the report period. Anticipating this environment, the fund focused on risk management, in particular by seeking out companies that were trading below book value and that had active stock buyback programs in place. As a result, the fund's performance for the report period far exceeded that of its benchmark, its peer group, and even the S&P 500.

(BULLET) Merger and acquisition activity continued in the industry, but at a much slower pace than in recent years. Through our research, we identified several potential sellers and were actively involved in much of the deal activity. For example, we bought stock in Cohoes Bancorp when it entered into a merger of equals with Hudson River. It has since received hostile offers at higher prices from Ambanc and from TrustCo. The following table shows the companies we held that were acquired during the report period.

PORTFOLIO COMPANIES ACQUIRED
DURING REPORT PERIOD

PORTFOLIO COMPANY    ACQUIRING COMPANY
--------------------------------------
 Keystone Financial  M&T Bank
--------------------------------------
 First Security      Wells Fargo
--------------------------------------
 Haven Bancorp       Queens County
--------------------------------------
 CCB Financial       NCBC
--------------------------------------
 BSB Bancorp         NBT Bancorp
--------------------------------------

(BULLET) The fund avoided the more volatile financials, such as brokerage firms and companies whose business is concentrated in credit card lending, and maintained comparatively limited exposure to commercial banks as we began to see a decline in credit quality for these firms. One of the commercial banks we do hold is FleetBoston, which has built a strong reserve position of over 2% against bad loans. We also wrote covered calls on many positions to minimize risk and create income.

[BAR GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

FIRST HALF OF 2000

Fund                          +8.3%
Nasdaq Banking Index         -11.5%
Nasdaq FINANCIAL Index       -14.2%

(BULLET) As noted earlier in this report, we anticipate that we are near the end of the Fed rate hikes. We believe that the most interest rate-sensitive financials -- the thrifts -- will benefit most from the changing rate environment, as they are likely to enjoy widening margins and improving earnings growth. This in turn may lure momentum investors, who would anticipate rising stock prices due to increased earnings.

(BULLET) In general, the financial services sector is underweighted in the portfolios of many broad-market mutual funds. If financial services stocks begin to rally and their fundamentals improve, these funds will look to increase their holdings in this sector. The fund is well positioned to benefit from a more benign rate environment. At the same time, the fund remains conservatively positioned to protect against potential downside risk should the credit cycle unexpectedly worsen.

8  FINANCIAL SERVICES FUND

PORTFOLIO INVESTMENTS
------------------------------------------------------------------

ASSET ALLOCATION
                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
Common stocks                     94%
Cash and cash equivalents          6%

[GRAPHIC OMITTED - BRACKET]

The fund seeks capital appreciation.

                                     %NET
TOP INDUSTRIES - COMMON STOCK       ASSETS
------------------------------------------
 Banks-- Regional                    33.7%
------------------------------------------
 Savings and Loan Companies--
 Regional                            19.2%
------------------------------------------
 Savings and Loan Companies--
 Major Regional                      18.5%
------------------------------------------
 Banks-- Major Regional              10.1%
------------------------------------------
 Diversified Financial Services       8.3%
------------------------------------------
 Banks-- Money Center                 1.8%
------------------------------------------
 Savings and Loan Companies--
 National                             1.2%
------------------------------------------
 Insurance Companies                  1.2%
------------------------------------------
                                     94.0%
                                     =====

                                     % NET
TOP 10 COMMON STOCK HOLDINGS        ASSETS
------------------------------------------
 Cohoes Bancorp, Inc.                 6.3%
------------------------------------------
 Hudson United Bancorp                6.2%
------------------------------------------
 BostonFed Bancorp, Inc.              5.5%
------------------------------------------
 Hamilton Bancorp, Inc.               4.6%
------------------------------------------
 Capitol Federal Financial            4.3%
------------------------------------------
 Roslyn Bancorp Inc.                  4.1%
------------------------------------------
 Connecticut Bancshares, Inc.         3.8%
------------------------------------------
 Sovereign Bancorp, Inc.              3.7%
------------------------------------------
 FleetBoston Financial Corp.          3.5%
------------------------------------------
 Astoria Financial Corp.              3.4%
------------------------------------------
                                     45.4%
                                     =====

TOTAL RETURN
---------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              BURNHAM FINANCIAL    BURNHAM FINANCIAL
                SERVICES FUND        SERVICES FUND       NASDAQ 100
             WITHOUT SALES CHARGE  WITH SALES CHARGE  FINANCIAL INDEX*
6/7/99            10000.00              9500.00           10000.00
JUN-99            10510.00              9984.50           10010.00
JUL-99            10379.70              9860.69            9351.34
AUG-99             9900.13              9405.13            8783.72
SEP-99             9780.34              9291.33            8387.57
OCT-99            10450.30              9927.78            9070.32
NOV-99            10280.00              9765.96            9046.74
DEC-99             9810.16              9319.65            8723.77
JAN-00             9208.80              8748.36            8024.12
FEB-00             8667.32              8233.96            7442.37
MAR-00             9709.13              9223.68            8229.03
APR-00             9999.44              9499.66            7741.87
MAY-00            10580.40             10051.40            7895.16
JUN-00            10620.60             10089.60            7484.61

                     WITH NO     WITH MAX.
AVERAGE           SALES CHARGE  SALES CHARGE
ANNUAL RETURN        OR CDSC      OR CDSC
--------------------------------------------

 CLASS A
-----------------------------------------
 One year                 1.1%      (4.0%)
-----------------------------------------
 Since inception          5.7%       0.8%

 CLASS B
-----------------------------------------
 One year                 0.1%      (3.9%)
-----------------------------------------
 Since inception          4.8%       1.1%

                      WITH NO     WITH MAX.
CUMULATIVE         SALES CHARGE  SALES CHARGE
TOTAL RETURN          OR CDSC      OR CDSC
---------------------------------------------

 CLASS A
-----------------------------------------
 One year                 1.1%      (4.0%)
-----------------------------------------
 Since inception          6.2%       0.9%

 CLASS B
-----------------------------------------
 One year                 0.1%      (3.9%)
-----------------------------------------
 Since inception          5.2%       1.2%

[BEGIN SIDEBAR]
PERFORMANCE OVER
        THE PAST SIX MONTHS

[TRIANGLE GRAPHIC OMITTED]
    +8.3%
FUND (CLASS A)

[TRIANGLE GRAPHIC OMITTED]
   -14.2%
   SECTOR

[TRIANGLE GRAPHIC OMITTED]
    -1.8%
  PEER GROUP

THE FUND posted a sizeable gain for the report period, outperforming both its peer group and the sector by a wide margin. Class B shares returned 7.9% to investors over the similar period.

THE SECTOR is represented by the Nasdaq 100 Financial Index, an unmanaged index of the 100 largest financial companies traded on the Nasdaq market system and the Nasdaq small cap market.

THE PEER GROUP is represented by the funds in the Morningstar Specialty -- Financial investment category.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                  FUND     SECTOR   PEER GROUP
DECEMBER 99        0.00     0.00       0.00
JANUARY 00        -6.13    -8.02      -4.92
FEBRUARY 00      -11.65   -14.69     -12.77
MARCH 00          -1.03    -5.67      -0.30
APRIL 00           1.93   -11.26      -3.30
MAY 00             7.85    -9.50      -1.96
JUNE 00            8.26   -14.20      -1.84

MODERN PORTFOLIO THEORY STATISTICS
will be available when the fund has been in operation for three years.

* KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS. [END SIDEBAR]

                                                       FINANCIAL SERVICES FUND 9

BURNHAM
      Money Market Fund

[BEGIN SIDEBAR]

TICKER SYMBOL                  BURXX

------------------------------------

PORTFOLIO MANAGER
Reich & Tang Asset Management L.P.
Since inception

------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                            None

------------------------------------

ASSET VALUES
Net assets, in millions        $65.5
Net asset value per share      $1.00

------------------------------------

EXPENSE RATIO
Annualized, after expense
reimbursement recovery          0.9%

------------------------------------

INCEPTION
May 3, 1999

ALL DATA AS OF JUNE 30, 2000.
PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.
[END SIDEBAR]

"Money market funds receive immediate benefits when interest rates rise. Our comparatively short maturity meant that lower yielding securities could quickly be replaced with higher yielding ones."

                                         /S/ SIGNATURE OMITTED - MOLLY FLEWHARTY

                                                                 MOLLY FLEWHARTY
                                                               Portfolio Manager
The year 2000 began with a Federal Funds rate of 5.50% and the Federal Reserve Board declaring its bias to be "neutral." Yet by June, the situation had changed substantially. The Fed Funds rate was 6.50% -- a full 100 basis points higher -- and the Fed had shifted its bias to "inflation," thus putting financial markets on notice that further rate increases are possible. As of this report, we believe that U.S. economic growth has probably peaked, but the extent of the slowdown is still unclear, as is the Fed's next move.

(BULLET) Based on our view that further Fed Funds rate increases would be likely during the report period, we kept the fund's weighted average maturity shorter than that of the fund's peer group. While this strategy meant that the fund sacrificed a small amount of yield initially, during late May and early June the fund's yield increased at a faster rate than that of the peer group average.

(BULLET) We believe that economic statistics released in the second half of the year will allow us to anticipate future Fed rate changes. In the meantime, at least one of the Fed's twenty-five basis point increases is already reflected in current market rates.

(BULLET) During the report period we invested exclusively in short-term fixed income securities of the highest credit quality, in keeping with the fund's purpose of providing both safety and liquidity. We are pleased to report that the fund's yield remained competitive during most of the first half of 2000. During the second half of the year, we plan to continue with our conservative investment policy while seeking to achieve an acceptable rate of return.

10  MONEY MARKET FUND

[GRAPHIC OMITTED - BRACKET}
The fund seeks maximum current income
that is consistent with maintaining
liquidity and preserving capital.


PORTFOLIO INVESTMENTS
------------------------------------------------------------------

ASSET ALLOCATION BY MATURITY
                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4-30 days         45.9%
31-89 days         9.1%
180-397 days       7.4%
Overnight-3 days  22.6%
90-180 days       15.0%

ASSET ALLOCATION BY TYPE
                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Overnight repurchase agreements   19.6%
Other                             11.5%
Discounted commercial paper       15.1%
Letter of credit commercial paper 25.5%
Variable rate demand              28.3%

YIELD AND TOTAL RETURN
------------------------------------------------------------------

YIELD AND MATURITY
-----------------------------------------
 Daily yield                        5.81%
-----------------------------------------
 7-day effective yield              5.89%
-----------------------------------------
 30-day effective yield             5.81%
-----------------------------------------
 Weighted average days to maturity    49
-----------------------------------------

AVERAGE ANNUAL RETURN
-----------------------------------------
 One year                            5.0%
-----------------------------------------
 Since inception                     4.8%
-----------------------------------------

CUMULATIVE TOTAL RETURN
-----------------------------------------
 One year                            5.0%
-----------------------------------------
 Since inception                     5.6%
-----------------------------------------

[BEGIN SIDEBAR]
PERFORMANCE OVER
        THE PAST SIX MONTHS

[TRIANGLE GRAPHIC OMITTED]
 +2.6%
  FUND

THE FUND had a total return for the report period that equates to an annualized yield of 5.3%

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     FUND
01-JAN               4.85%
08-JAN               4.96%
15-JAN               5.12%
22-JAN               5.08%
29-JAN               5.13%
05-FEB               5.11%
12-FEB               5.11%
19-FEB               5.10%
26-FEB               5.01%
04-MAR               5.06%
11-MAR               5.08%
18-MAR               5.09%
25-MAR               5.16%
31-MAR               5.21%
07-APR               5.26%
14-APR               5.29%
21-APR               5.30%
28-APR               5.27%
05-MAY               5.32%
12-MAY               5.37%
19-MAY               5.55%
26-MAY               5.66%
02-JUN               5.72%
09-JUN               5.79%
16-JUN               5.79%
23-JUN               5.83%
30-JUN               5.89%

  IN THIS CHART, THE YIELD SHOWN ON A GIVEN DATE IS THE FUND'S 30-DAY YIELD AS OF THAT DATE. BECASUE THESE FIGURES ARE CALCULATED USING THE SEC'S STANDARD FORMULA, THEY ARE USEFUL FOR COMPARING THIS FUND'S YIELD TO THOSE OF OTHER FUNDS, BUT THEY MAY BE SLIGHTLY DIFFERENT FROM THE ACTUAL YIELDS AN INVESTOR IN THE FUND WOULD HAVE EARNED.
[END SIDEBAR]

                                                            MONEY MARKET FUND 11

BURNHAM
      U.S. TREASURY MONEY
      MARKET FUND

[BEGIN SIDEBAR]


TICKER SYMBOL                  BUTXX

-------------------------------------

PORTFOLIO MANAGER
Reich & Tang Asset Management L.P.
Since inception

-------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                            None

-------------------------------------

ASSET VALUES
Net assets, in millions       $146.4
Net asset value per share      $1.00

-------------------------------------

EXPENSE RATIO
Annualized, after expense
reimbursement recovery          0.8%

-------------------------------------

INCEPTION
October 13, 1999

ALL DATA AS OF JUNE 30, 2000.
PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.

[END SIDEBAR]


"Our strategy of keeping a large percentage of fund assets in overnight repurchase agreements allowed the fund's yields to respond relatively quickly to rising interest rates."

                                         /S/ SIGNATURE OMITTED - MOLLY FLEWHARTY

                                                                 MOLLY FLEWHARTY
                                                               Portfolio Manager


The year 2000 began with a Federal Funds rate of 5.50% and the Federal Reserve Board declaring its bias to be "neutral." Yet by June, the situation had changed substantially. The Fed Funds rate was 6.50% -- a full 100 basis points higher -- and the Fed had shifted its bias to "inflation," thus putting financial markets on notice that further rate increases are possible. As of this report, we believe that U.S. economic growth has probably peaked, but the extent of the slowdown is still unclear, as is the Fed's next move.

(BULLET) Based on our view that further Fed Funds rate increases would be likely during the report period, we kept the fund's weighted average maturity shorter than that of the fund's peer group. In addition, because eligible Treasury securities did not offer any significant yield advantage over repurchase agreements, we emphasized repurchase agreements (and continue to do so as of the report date). While the fund's short maturity strategy meant that the fund sacrificed a small amount of yield initially, during late May and early June the fund's yield increased at a faster rate than that of the peer group average.

(BULLET) We continue to monitor the yield on longer securities and purchase them when justified by the yield. We also plan to continue to use a "barbell" strategy (clustering investments at the short and long ends of the fund's allowable maturity range) as long as it is to the advantage of the fund.

(BULLET) We believe that economic statistics to be released in the second half of the year will allow us to anticipate future Fed rate changes. In the meantime, at least one of the Fed's twenty-five basis point increases is already reflected in current market rates.

(BULLET) During the report period we invested exclusively in short-term obligations of the U.S. Government and repurchase agreements collateralized by govern-ment obligations. This was in keeping with the fund's purpose of providing liquidity and an extremely high level of safety. We are pleased to report that the fund's yield remained competitive during most of the first half of 2000. During the second half of the year we plan to continue with our conservative investment policy while seeking to achieve an acceptable rate of return.


12  U.S. TREASURY MONEY MARKET FUND

[GRAPHIC OMITTED - BRACKET]
The fund seeks maximum current income
that is consistent with maintaining
liquidity and preserving capital.


PORTFOLIO INVESTMENTS
------------------------------------------------------------------

ASSET ALLOCATION BY MATURITY
                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4-30 days          44.3%
Over 120 days       7.5%
Overnight-3 days   48.2%

ASSET ALLOCATION BY TYPE
                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. government and agencies     51.8%
Repurchase agreements            48.2%

YIELD AND TOTAL RETURN
------------------------------------------------------------------

YIELD AND MATURITY
-----------------------------------------
 Daily yield                        4.26%
-----------------------------------------
 7-day effective yield              5.72%
-----------------------------------------
 30-day effective yield             5.86%
-----------------------------------------
 Weighted average days to maturity    19
-----------------------------------------

AVERAGE ANNUAL RETURN
-----------------------------------------
 One year                            5.0%
-----------------------------------------
 Since inception                     2.6%
-----------------------------------------

CUMULATIVE TOTAL RETURN
-----------------------------------------
 One year                            6.0%
-----------------------------------------
 Since inception                     3.6%
-----------------------------------------

[BEGIN SIDEBAR]
PERFORMANCE OVER
        THE PAST SIX MONTHS

[TRIANGLE GRAPHIC OMITTED]
+2.6%
FUND

THE FUND returned an annualized yield of 5.3% for the report period, while providing a high degree of stability and liquidity.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 FUND
 01-JAN          4.43%
 08-JAN          4.72%
 15-JAN          4.93%
 22-JAN          4.88%
 29-JAN          4.88%
 05-FEB          5.12%
 12-FEB          5.15%
 19-FEB          5.16%
 26-FEB          5.04%
 04-MAR          5.07%
 11-MAR          5.06%
 18-MAR          5.15%
 25-MAR          5.22%
 31-MAR          5.40%
 07-APR          5.49%
 14-APR          5.45%
 21-APR          5.31%
 28-APR          5.18%
 05-MAY          5.19%
 12-MAY          5.25%
 19-MAY          5.51%
 26-MAY          5.61%
 02-JUN          5.74%
 09-JUN          5.81%
 16-JUN          5.90%
 23-JUN          5.86%
 30-JUN          5.72%

  IN THIS CHART, THE YIELD SHOWN ON A GIVEN DATE IS THE FUND'S 30-DAY YIELD AS OF THAT DATE. BECASUE THESE FIGURES ARE CALCULATED USING THE SEC'S STANDARD FORMULA, THEY ARE USEFUL FOR COMPARING THIS FUND'S YIELD TO THOSE OF OTHER FUNDS, BUT THEY MAY BE SLIGHTLY DIFFERENT FROM THE ACTUAL YIELDS AN INVESTOR IN THE FUND WOULD HAVE EARNED.
[END SIDEBAR]

                                              U.S. TREASURY MONEY MARKET FUND 13

THE
FINANCIAL PAGES

[BEGIN SIDEBAR]

ABOUT THE INFORMATION
          IN THIS SECTION

On these pages, you'll find some general background about Burnham Investors Trust as well as details about each fund.

The tables showing financial results are intended to give a picture of each fund's operations over the past six months as well as a "snapshot" of its assets and liabilities as of the report date.

The text and notes in this section provide context and further detail. These are an integral part of the financial statements: a reader won't be able to gain an accurate understanding of the financial information without reading the text and notes. Footnotes that are specific to a given fund appear on pages 37 and 38 of this report.

[END SIDEBAR]

ABOUT THE FUNDS
------------------------------------------------------------------

BUSINESS STRUCTURE
The funds are part of Burnham Investors Trust, a Delaware business trust. The trust is registered with the Securities and Exchange Commission as a diversified open-end investment company, commonly known as a mutual fund. Each fund is a series of the trust.

Except for Burnham Fund, the funds began operations after the creation of the trust on August 20, 1998. Burnham Fund was created in 1975 and was reorganized from a Maryland corporation to a series of the trust on April 30, 1999.

ADMINISTRATION
The following entities handle the funds' main activities:

  ADVISER/ADMINISTRATOR
  Burnham Asset Management Corporation
  1325 Avenue of the Americas
  New York, NY 10019

  MANAGES EACH FUND'S ASSETS, EITHER DIRECTLY OR BY CHOOSING A SUBADVISER, PROVIDES OFFICES AND PERSONNEL, AND SUPERVISES NON-INVESTMENT-RELATED OPERATIONS.

  DISTRIBUTOR
  Burnham Securities Incorporated
  1325 Avenue of the Americas
  New York, NY 10019

  UNDER THE FUNDS' 12B-1 PLANS, THE DISTRIBUTOR MUST USE ITS BEST EFFORTS TO SELL SHARES OF EACH FUND AND SHARE CLASS.

  TRANSFER AGENT
  PFPC Inc.
  211 South Gulph Road
  King of Prussia, PA 19406

  HANDLES TRANSACTIONS IN FUND SHARES.

  CUSTODIAN
  Investors Fiduciary Trust Co.
  801 Pennsylvania
  Kansas City, MO 64105

  HOLDS AND SETTLES THE FUNDS' SECURITIES.

  LEGAL COUNSEL
  Hale & Dorr LLP
  60 State Street
  Boston, MA 02109

  OVERSEES LEGAL AFFAIRS FOR THE TRUST.

  SHARE CLASSES
  The funds offer either one or two share
  classes, as follows:

(BULLET) ONE SHARE CLASS, WITHOUT SALES CHARGES, BUT WITH A 1.00% REDEMPTION FEE
         ON SHARES SOLD WITHIN 180 DAYS:

         BURNHAM DOW 30 FOCUSED FUND

         BURNHAM MONEY MARKET FUND
         (no redemption fee)
         BURNHAM U.S. TREASURY MONEY MARKET FUND
         (no redemption fee)

(BULLET) TWO SHARE CLASSES, CLASS A HAVING A MAXIMUM FRONT-END SALES CHARGE OF
         5.00% AND CLASS B HAVING A MAXIMUM CONTINGENT DEFERRED SALES CHARGE
         (CDSC) OF 5.00%:

         BURNHAM FUND

         BURNHAM FINANCIAL SERVICES FUND

The CDSC on Class B shares declines to zero after six years of owning the shares, and doesn't apply to shares acquired through reinvestment.

Each fund keeps track of its share sales by share class. The trust may issue any number of shares of each fund and class.


DISTRIBUTIONS TO SHAREHOLDERS
Each fund distributes its net investment income and net realized capital gains to shareholders every year. The funds intend to qualify as regulated investment companies under the provisions of the Internal Revenue Code, allowing them to pay no federal income taxes.

Burnham Money Market Fund and Burnham U.S. Treasury Money Market Fund expect to declare income distributions daily and pay them monthly; Burnham Fund expects to declare and pay income distributions quarterly, and the remaining funds expect to declare and pay income distributions once a year. Except for the money market funds, which are not designed to generate capital gains, each fund expects to declare and pay distributions from net realized capital gains once a year.


14 FINANCIAL PAGES

ACCOUNTING POLICIES
--------------------------------------------------------------------------------

Below are brief descriptions of the accounting policies the funds have used in preparing the financial statements in this report. These policies are consistent with generally accepted accounting practices for U.S. mutual funds.


VALUING SECURITIES
The funds use these methods to value portfolio securities:

   STOCKS and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Any equities that didn't trade that day, and any equities traded over-the-counter, are valued halfway between the latest quoted bid and asked prices.

   BONDS and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

   MONEY MARKET INSTRUMENTS and other temporary cash investments are valued differently depending on the fund. The Burnham Money Market Fund and the Burnham U.S. Treasury Money Market Fund value them at amortized cost by amortizing any discount or premium in a straight line from the present to the maturity date (the method most commonly used to value these types of securities). The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.

   REPURCHASE AGREEMENTS, which each fund can use as long as the counterparties meet the trustees' credit standards, are recorded at cost. Any repurchase agreements must be fully collateralized by U.S. Government securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counterparty default, a fund has the right to use the collateral to offset losses incurred. There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.

   OPTIONS may be written by the non-money market funds to manage exposure to certain changes in markets. When a fund enters into a written call option, it records the amount received as an asset and also records an equivalent amount as a liability. The fund subsequently marks-to-market the liability, to reflect the option's current value. When a call option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Whenever a fund is unable to determine the value of a security through its normal methods, it uses fair-value methods that have been adopted by the Board of Trustees.

ACCOUNTING FOR PORTFOLIO TRANSACTIONS
The funds account for purchases and sales of portfolio securities as of each security's trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds receive dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues.


DISTRIBUTIONS AND TAXES
The funds record distributions on the ex-dividend date.

On occasion, a fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. The fund would only make reclassifications in order to comply with federal tax regulations.

AFFILIATED PARTIES
Certain trustees and officers of the trust may also be trustees, officers and/or employees of the adviser, administrator, or distributor. The trust paid only trustees not currently affiliated with the trust. None of the trusts' officers received any compensation from the trust.

EXPENSES
Each fund bears all of the expenses that are directly attributable to it. The trust's remaining expenses are shared by the funds, and are allocated daily in proportion to each fund's net assets.

                                                             FINANCIAL PAGES  15

ABOUT THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements for the funds appear on the following pages. These statements cover the funds' activities over the report period and show where each fund stood as of the last day of the period (in this case, June 30, 2000). The financials appear on a fund-by-fund basis, with the funds in the same order as in the performance discussions earlier in this report. Keep in mind that as with most financial statements, management has had to make certain estimates and assumptions in preparing its figures, so the actual figures for a fund's assets, liabilities, income, and other items may differ from what is shown here.

PORTFOLIO HOLDINGS
Each fund provides a complete listing of the investments in its portfolio, as those investments were on the report date. Holdings are grouped by type. For those funds that invest in stocks, we show each portfolio company according to the industry in which it is grouped. The groupings that we use are based on those used by Standard & Poor's, with minor modifications. The percentage numbers that appear by the category headings show the percentage of a fund's net assets represented by that category of security.

Because securities change in value and the funds buy and sell investments, each fund's holdings are likely to have been different earlier in the report period, and they are also likely to have changed since the report date. However, they do give an accurate picture of the fund at a particular moment in time.

STATEMENT OF ASSETS AND LIABILITIES
Each fund's Statement of Assets and Liabilities is its balance sheet, showing where the fund stood as of the report date. We present each fund's total assets and its total liabilities; the former minus the latter is the fund's net assets.

STATEMENT OF OPERATIONS
The Statement of Operations shows what a fund earned over the course of the time period covered by the report, as well as what it spent. Each fund's Statement of Operations also totals up the fund's gains and losses on investments, counting those gains and losses that the fund may have realized and those that remain unrealized (that is, losses or gains that were only "on paper" as of the end of the report period).

STATEMENT OF CHANGES IN NET ASSETS
Two major factors determine the size of a mutual fund's assets: the performance of its investments, and how much money investors put in or take out. Each fund's Statement of Changes in Net Assets reflects both of these factors (along with other factors that affect asset size), showing the overall change in a fund's size from the beginning of the report period to the end.

FINANCIAL HIGHLIGHTS
These show, in summary form, each fund's performance for the past five years (or less, in the case of new funds). In semiannual reports, there are also figures for the six-month report period. The information in the first part of each Financial Highlights table reflects financial results for a single fund share. For each fund, the total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions and excluding all sales charges. The Financial Highlights tables in these reports are substantially the same as those appearing in the current prospectus for these funds.

 RISKS NOT REFLECTED IN BALANCE SHEETS
 --------------------------------------------------------
 EXCEPT FOR THE TWO MONEY MARKET FUNDS, THE FUNDS HAVE THE ABILITY TO USE VARIOUS TECHNIQUES AND SECURITIES THAT MAY AFFECT A FUND'S INVESTMENT RESULTS AND RISK PROFILE IN WAYS THAT ARE NOT REFLECTED ON ITS BALANCE SHEET. THESE INCLUDE BOTH WRITTEN AND PURCHASED OPTIONS. TO ACCURATELY ASSESS THE POTENTIAL IMPACT OF THESE INVESTMENTS ON THE FUND, IT'S NECESSARY TO CONSIDER NOT JUST THE FINANCIAL INSTRUMENTS THEMSELVES BUT ALL RELATED AND OFFSETTING POSITIONS THE FUND MAY HOLD.

16  FINANCIAL PAGES

BURNHAM FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------


o INDICATES SECURITIES THAT DO           NUMBER          MARKET
  NOT PRODUCE INCOME.                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  93.62%

CONSUMER DISCRETIONARY  2.83%
CONSUMER PRODUCTS  2.83%
   General Electric Co.                  120,000        $6,120,000
                                                        ----------
TOTAL CONSUMER DISCRETIONARY (COST: $1,718,475)          6,120,000
                                                        ----------

CONSUMER DURABLES  3.72%
AUTO PARTS AND EQUIPMENT  0.09%
   Visteon Corp.                          16,367           198,445
                                                        ----------

AUTOMOTIVE  2.49%
   Ford Motor Co.                        125,000         5,375,000
                                                        ----------

ELECTRICAL EQUIPMENT  0.88%
   Philips Electronics N.V.               40,000         1,900,000
                                                        ----------

MANUFACTURING (SPECIALIZED)  0.26%
 o Evercel, Inc.                          40,000           551,250
                                                        ----------
TOTAL CONSUMER DURABLES (COST: $7,737,361)               8,024,695
                                                        ----------

CONSUMER STAPLES  1.18%
FOOD AND BEVERAGE PRODUCTS  1.18%
   McDonald's Corp.                       30,000           988,125
   PepsiCo, Inc.                          35,000         1,555,312
                                                        ----------
                                                         2,543,437
                                                        ----------
TOTAL CONSUMER STAPLES (COST: $2,260,214)                2,543,437
                                                        ----------

ENERGY  7.97%
NATURAL GAS  0.60%
   Enron Corp.                            20,000         1,290,000
                                                        ----------

OIL AND GAS REFINING  7.37%
   BP Amoco PLC                           60,000         3,393,750
   Exxon Mobil Corp.                     100,000         7,856,250
   Phillips Petroleum Co.                 50,000         2,534,375
   Texaco, Inc.                           40,000         2,130,000
                                                        ----------
                                                        15,914,375
                                                        ----------
TOTAL ENERGY (COST: $9,162,407)                         17,204,375
                                                        ----------

FINANCIAL  16.09%
BANKING  8.67%
   Bank of New York Co., Inc.            125,000         5,812,500
   Chase Manhattan Corp.                  45,000         2,072,812
   Citigroup, Inc.                       180,000        10,845,000
                                                        ----------
                                                        18,730,312
                                                        ----------

                                          FACE            MARKET
                                          VALUE           VALUE
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES  2.90%
   American Express Co.                  120,000        $6,255,000
                                                       -----------

INSURANCE  1.85%
   American International Group, Inc.     25,000         2,937,500
 o MetLife, Inc.                          50,000         1,053,125
                                                       -----------
                                                         3,990,625
                                                       -----------

REAL ESTATE INVESTMENT TRUSTS  2.67%
   Charles E. Smith
   Residential Realty                     30,000         1,140,000
   Chateau Communities, Inc.              40,000         1,130,000
   Franchise Finance Corp.
   of America                             70,000         1,610,000
   Spieker Properties, Inc.               40,000         1,890,000
                                                       -----------
                                                         5,770,000
                                                       -----------
TOTAL FINANCIAL (COST: $15,953,886)                     34,745,937
                                                       -----------

HEALTH CARE  9.56%
HEALTH MAINTENANCE ORGANIZATIONS  0.44%
 o Oxford Health Plans, Inc.              40,000           952,500
                                                       -----------

MEDICAL PRODUCTS  1.15%
   Medtronic Inc.                         50,000         2,490,625
                                                       -----------

PHARMACEUTICALS  7.97%
   Bristol-Myers Squibb Co.               40,000         2,330,000
   Merck & Co., Inc.                      50,000         3,831,250
   Pfizer Inc.                           230,000        11,040,000
                                                       -----------
                                                        17,201,250
                                                       -----------
TOTAL HEALTH CARE (COST: $9,649,084)                    20,644,375
                                                       -----------

RETAIL  1.33%
RETAIL STORES  1.33%
   Wal Mart Stores, Inc.                  50,000         2,881,250
                                                       -----------
Total Retail (COST: $1,812,225)                          2,881,250
                                                       -----------

SERVICES  8.21%
DATA PROCESSING  1.49%
   Automatic Data Processing Inc.         60,000         3,213,750
                                                       -----------

ENTERTAINMENT  1.58%
 o Viacom Inc., Class B                   50,000         3,409,375
                                                       -----------

OFFICE EQUIPMENT AND SUPPLIES  0.34%
   Reynolds & Reynolds Co., Class A       40,000           730,000
                                                       -----------


The notes are an integral part of these financials. Notes specific to this fund are on page 37.

                                                                BURNHAM FUND  17

BURNHAM FUND CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS CONTINUED
AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------


                                          NUMBER          MARKET
                                         OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  CONTINUED

SERVICES  CONTINUED

TELECOMMUNICATIONS NETWORKS AND SERVICES  4.80%
   Bell Atlantic Corp.                    25,000        $1,270,312
   CenturyTelephone, Inc.                 60,000         1,725,000
   GTE Corp.                              50,000         3,112,500
 o Qwest Communications
   International Inc.                     25,000         1,242,187
   SBC Communications, Inc.               70,000         3,027,500
                                                       -----------
                                                        10,377,499
                                                       -----------
TOTAL SERVICES (COST: $13,819,424)                      17,730,624
                                                       -----------

TECHNOLOGY  42.73%
AEROSPACE  1.63%
 o General Motors Corp., Class H          40,000         3,510,000

COMPUTER PRODUCTS AND SOFTWARE  33.43%
 o Cisco Systems, Inc.                   140,000         8,894,375
 o EMC Corp.                             141,930        10,919,739
   International Business
   Machines Corp.                         75,000         8,217,188
 o Microsoft Corp.                        75,000         5,997,656
 o Siebel Systems, Inc.                  200,000        32,718,750
 o Sun Microsystems, Inc.                 60,000         5,458,125
                                                       -----------
                                                        72,205,833
                                                       -----------

ELECTRICAL EQUIPMENT  1.16%
   Symbol Technologies, Inc.              45,000         2,505,938
                                                       -----------

SEMICONDUCTORS  4.81%
   Intel Corp.                            70,000         9,355,938
   Texas Instruments, Inc.                15,000         1,030,313
                                                       -----------
                                                        10,386,251
                                                       -----------

TELECOMMUNICATIONS EQUIPMENT  1.70%
   ECI Telecom Ltd.                       70,000         2,498,125
   Lucent Technologies, Inc.              20,000         1,185,000
                                                       -----------
                                                         3,683,125
                                                       -----------
TOTAL TECHNOLOGY (COST: $24,698,926)                    92,291,147
                                                       -----------

TOTAL COMMON STOCKS  (COST: $86,812,002)               202,185,840
                                                       -----------


                                          FACE            MARKET
                                          VALUE           VALUE
--------------------------------------------------------------------------------

CORPORATE CONVERTIBLE BONDS  0.87%

SERVICES  0.39%
DATA PROCESSING  0.39%
   Adaptec Inc., sub. deb. conv.
   4.75% 02/01/04                     $1,000,000          $835,000
                                                       -----------

TOTAL SERVICES (COST: $804,750)                            835,000
                                                       -----------

TECHNOLOGY  0.48%
COMPUTER PRODUCTS AND SOFTWARE  0.48%
   Systems & Computer
   Technology, conv.
   5.00% 10/15/04                      1,150,000         1,040,750
                                                       -----------

TOTAL TECHNOLOGY (COST: $926,125)                        1,040,750
                                                       -----------

TOTAL CORPORATE CONVERTIBLE BONDS
(COST: $1,730,875)                                       1,875,750
                                                       -----------


CORPORATE BONDS  1.03%

HOTELS  1.03%
   Marriott Corp., deb.
   9.38% 06/15/07                      1,265,000         1,205,926
   MGM Grand Inc., sr. sub. notes
   9.75% 06/01/07                      1,000,000         1,022,500
                                                       -----------

TOTAL HOTELS (COST: $2,261,106)                          2,228,426
                                                       -----------

TOTAL CORPORATE BONDS  (COST: $2,261,106)                2,228,426
                                                       -----------

COMMERCIAL PAPER  4.26%

   Associates First Capital Corp.
   6.72% 07/06/00                      9,200,000         9,200,000
                                                       -----------

TOTAL COMMERCIAL PAPER  (COST: $9,200,000)               9,200,000
                                                       -----------

--------------------------------------------------------------------------------

 TOTAL INVESTMENTS  99.78%
 (cost: $100,003,983)                                 $215,490,016

 CASH AND OTHER ASSETS, LESS LIABILITES  0.22%             467,223
                                                      ------------

 NET ASSETS  100.00%                                  $215,957,239
                                                      ============
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -------------------------------------------------
   THE TAX COST OF THE FUND AT JUNE 30, 2000 BASED ON SECURITIES OWNED, WAS $100,003,983. THE UNREALIZED GROSS APPRECIATION/ (DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $117,353,614 AND ($1,867,581), RESPECTIVELY.
--------------------------------------------------------------------------------

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 37.

18 BURNHAM FUND

--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
  AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------

ASSETS
   Investments, at market value
   (COST: $100,003,983)                               $215,490,016
   Cash in bank                                            130,164
   Dividends and interest receivable                       143,529
   Receivable for investments sold                         854,722
   Receivable from investment adviser                      166,046
   Receivable for capital stock sold                        64,255
   Prepaid expenses                                         28,125
   Other assets                                                828
                                                      ------------
   Total assets                                        216,877,685
                                                      ------------
LIABILITIES
   Payable for investments purchased                       551,563
   Payable for capital stock redeemed                       78,540
   Payable for administration fees1                         24,656
   Payable for investment advisory fees2                   105,649
   Payable for distribution fees and service fees3          79,148
   Accrued expenses and other payables                      80,890
                                                      ------------
   Total liabilities                                       920,446
                                                      ------------
NET ASSETS                                            $215,957,239
                                                      ============


ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                     $84,112,436
   Undistributed net investment income                      53,677
   Accumulated net realized gain on investments         16,305,093
   Net unrealized appreciation of investments          115,486,033
                                                      ------------
                                                      $215,957,239
                                                      ============


BY SHARE CLASS:
                                                      CAPITAL SHARES
                   NET ASSETS            NAV4           OUTSTANDING
--------------------------------------------------------------------
   Class A        $209,276,306         $46.09            4,540,696
   Class B          $6,680,933         $46.96              142,268



--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2000-- UNAUDITED
--------------------------------------------------------------------------------



INVESTMENT INCOME
   Dividends                                            $1,008,509
   Interest                                                437,958
                                                      ------------
   Total income                                          1,446,467
                                                      ------------
EXPENSES
   Administration fees1                                    146,441
   Investment advisory fees2                               613,410
   Service fees (Class B)3                                   7,575
   Distribution fees (Class A)3                            248,013
   Distribution fees (Class B)3                             22,725
   Transfer agent fees                                      82,331
   Audit and legal fees                                     38,944
   Reports to shareholders                                  25,036
   Trustees' fees and expenses                              31,712
   Custodian fees                                           20,069
   Registration fees and expenses                           29,074
   Insurance expenses                                       44,454
   Fund accounting expenses                                 30,670
   Miscellaneous expenses                                   14,218
                                                      ------------
   Total expenses before
   reimbursement recovery                                1,354,672

   Plus voluntary reimbursement
   recovery by adviser5                                     38,118
                                                      ------------
   Total expenses after
   reimbursement recovery                                1,392,790
                                                      ------------
NET INVESTMENT INCOME                                      $53,677
                                                      ============


NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS

REALIZED GAIN FROM SECURITIES TRANSACTIONS:6
   Proceeds from sales of securities                   $66,981,188
   Cost of securities sold                             (50,878,238)
                                                      ------------
   Net realized gain from
   securities transactions                              16,102,950

UNREALIZED APPRECIATION OF INVESTMENTS:
   Beginning of period unrealized appreciation          10,831,652
   End of period unrealized appreciation               115,486,033
                                                      ------------
   Unrealized appreciation of investments                4,654,381
                                                      ------------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS      20,757,331
                                                      ------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                        $20,811,008
                                                      ============

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 37.

                                                                BURNHAM FUND  19

BURNHAM FUND CONTINUED

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FIGURES FOR 1/1/2000 TO 6/30/2000 ARE UNAUDITED.
--------------------------------------------------------------------------------


                                         1/1/00-         1/1/99-
                                         6/30/00        12/31/99
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income                 $53,677          $179,348
   Net realized gain from
   securities transactions            16,102,950         6,432,023
   Unrealized appreciation
   of investments                      4,654,381        43,503,131
                                    ------------      ------------
   Net increase in net assets
   resulting from operations          20,811,008        50,114,502
                                    ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS

FROM NET INVESTMENT INCOME:
   Class A shares                             --          (308,346)
                                    ------------      ------------
                                              --          (308,346)
                                    ------------      ------------

From realized gains from securities
transactions:
   Class A shares                             --       (14,185,589)
   Class B shares                             --          (273,998)
   Class C shares                             --           (30,872)
                                    ------------      ------------
                                              --       (14,339,547)
                                    ------------      ------------
   Total distributions
   to shareholders                            --       (14,798,805)
                                    ------------      ------------

CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL AT RIGHT)

   Net proceeds from sale
   of shares                          18,224,212        17,996,850
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends                  --        13,084,805
                                    ------------      ------------

                                      18,224,212        31,081,655
   Cost of shares redeemed           (21,270,357)      (27,944,533)
                                    ------------      ------------
   Increase/(decrease) in net assets
   derived from capital share
   transactions                       (3,046,145)        3,137,122
                                    ------------      ------------
   Increase in net assets for
   the period                         17,764,863        38,452,819

NET ASSETS
   Beginning of period               198,192,376       159,739,557
                                    ------------      ------------
END OF PERIOD                       $215,957,239      $198,192,376
                                    ============      ============
UNDISTRIBUTED NET INVESTMENT
INCOME, END OF PERIOD                    $53,677                --
                                    ============      ============

Detail of Capital Share Transactions
--------------------------------------------------------------------------------

                                          NUMBER          MARKET
                                         OF SHARES        AMOUNT
--------------------------------------------------------------------------------

CLASS A SHARES
SIX MONTHS ENDED 6/30/2000
   Shares sold                           388,698       $16,528,294
   Shares issued for
   reinvestments                              --                --
   Shares redeemed                      (477,849)      (20,558,603)
                                    ------------      ------------
NET DECREASE                             (89,151)      $(4,030,309)
                                    ============      ============

TWELVE MONTHS ENDED 12/31/1999
   Shares sold                           415,338       $15,218,438
   Shares issued for
   reinvestments                         360,994        12,791,449
   Reorganized from Class C
   shares of the fund                     23,586           751,461
   Shares redeemed                      (737,656)      (26,899,117)
                                    ------------      ------------
NET INCREASE                              62,262        $1,862,231
                                    ============      ============
CLASS B SHARES
SIX MONTHS ENDED 6/30/2000
   Shares sold                            38,725        $1,695,918
   Shares issued for
   reinvestments                              --                --
   Shares redeemed                       (16,020)         (711,754)
                                    ------------      ------------
NET INCREASE                              22,705          $984,164
                                    ============      ============

TWELVE MONTHS ENDED 12/31/1999
   Shares sold                            48,448        $1,805,854
   Shares issued for
   reinvestments                           7,220           270,718
   Shares redeemed                        (4,488)         (167,819)
                                    ------------      ------------
NET INCREASE                              51,180        $1,908,753
                                    ============      ============

CLASS C SHARES8
TWELVE MONTHS ENDED 12/31/1999
   Shares sold                             6,484          $221,097
   Shares issued for
   reinvestments                             691            22,638
   Reorganized from Class A
   shares of the fund                    (23,586)         (751,461)
   Shares redeemed                          (836)         (126,136)
                                    ------------      ------------
   NET DECREASE                          (17,247)        $(633,862)
                                    ============      ============

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 37.

20  BURNHAM FUND

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FIGURES FOR 1/1/2000 TO 6/30/2000 ARE UNAUDITED.
--------------------------------------------------------------------------------

                                      1/1/00-       1/1/99-    1/1/98-    1/1/97-    1/1/96-    1/1/95-   1/1/00-        1/1/99-
                                      6/30/00      12/31/99   12/31/98   12/31/97   12/31/96   12/31/95   6/30/00       12/31/99
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE DATA                                                CLASS A SHARES                                    CLASS B SHARES
 NET ASSET VALUE:
   Beginning of year ($)               41.71        34.31      30.04      25.65       23.19     19.88      42.66         35.21

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)         0.02         0.06       0.25       0.45        0.51      0.71      (0.12)        (0.17)
   Net gains on securities
   and options (both realized
   and unrealized)                      4.36        10.52       5.97       5.54        3.36      3.91       4.42         10.70
                                       ---------------------------------------------------------------------------------------------
   Total from investment operations     4.38        10.58       6.22       5.99        3.87      4.62       4.30         10.53

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)         --          (0.10)     (0.32)     (0.44)      (0.55)    (0.75)       --            --
   Distributions from capital gains
   (from securities and
   options transactions)                --          (3.08)     (1.63)     (1.16)      (0.86)    (0.56)       --          (3.08)
                                       ---------------------------------------------------------------------------------------------
   Total distributions                  --          (3.18)     (1.95)     (1.60)      (1.41)    (1.31)       --          (3.08)
                                       ---------------------------------------------------------------------------------------------
 NET ASSET VALUE: End of period ($)    46.09        41.71      34.31      30.04       25.65     23.19      46.96         42.66
                                       =============================================================================================
 TOTAL RETURN (%)                      10.50*       32.71      22.08      24.74       17.60     24.45      10.08*        31.60
                                       ---------------------------------------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $ millions)         209.3       193.0      156.7      136.4       117.4     112.0        6.7           5.1
                                       ---------------------------------------------------------------------------------------------
 Ratio of total expenses after
 reimbursement/recovery to average
 net assets (%)5                        1.3(DAGGER)  1.3        1.3        1.1         1.3       1.5        2.1(DAGGER)   2.1
                                       ---------------------------------------------------------------------------------------------

 Ratio of total expenses before
 reimbursement to average
 net assets (%)5                        --           1.4        1.3       --          --        --         --             2.2
                                       ---------------------------------------------------------------------------------------------

 Ratio of net income to average
 net assets (%)                         0.1(DAGGER)  0.1        0.8        1.6         2.1       3.3      (0.7)(DAGGER)  (0.6)
                                       ---------------------------------------------------------------------------------------------

 Portfolio turnover rate (%)            30.7        42.2       54.7       59.4        61.5      78.3       30.7          42.2
                                       ---------------------------------------------------------------------------------------------



                                        1/1/98-             1/1/97-    1/1/96-   1/1/95-
                                       12/31/98            12/31/97   12/31/96  12/31/95
                                       --------------------------------------------------
 PER SHARE DATA
 NET ASSET VALUE:
   Beginning of year ($)                30.75               26.31      23.45      19.94

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)          0.03                0.13       0.21       0.41
   Net gains on securities
   and options (both realized
   and unrealized)                       6.12                5.75       3.69       4.10
                                       --------------------------------------------------
   Total from investment operations      6.15                5.88       3.90       4.51

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)          (0.06)             (0.28)     (0.18)     (0.44)
   Distributions from capital gains
   (from securities and
   options transactions)                (1.63)              (1.16)     (0.86)     (0.56)
                                       --------------------------------------------------
   Total distributions                  (1.69)              (1.44)     (1.04)     (1.00)
                                       --------------------------------------------------
 NET ASSET VALUE: End of period ($)     35.21               30.75      26.31      23.45
                                       ==================================================
 TOTAL RETURN (%)                       21.16               23.60      17.34      23.54
                                       --------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $ millions)           2.4                  1.6        1.0        0.6
                                       --------------------------------------------------
 Ratio of total expenses after
 reimbursement/recovery to average
 net assets (%)5                         2.1                  2.0        2.1        2.2
                                       --------------------------------------------------

 Ratio of total expenses before
 reimbursement to average
 net assets (%)5                         2.2                   --        --         --
                                       --------------------------------------------------

 Ratio of net income to average
 net assets (%)                          0.0(DOUBLE DAGGER)   0.7        1.3        2.5
                                       --------------------------------------------------

 Portfolio turnover rate (%)            54.7                 59.4       61.5       78.3
                                       --------------------------------------------------

             * TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIOD 1/1/00 TO 6/30/00. (DAGGER) ANNUALIZED.
(DOUBLE DAGGER)  LESS THAN 0.1%.


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 37.

                                                                BURNHAM FUND  21

BURNHAM
    DOW 30(SERVICE MARK) FOCUSED FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------

                                          NUMBER          MARKET
                                        OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  94.27%

BASIC MATERIALS  4.96%
Chemicals  4.96%
   Union Carbide Corp.                       500           $24,750
                                                        ----------
TOTAL BASIC MATERIALS (COST: $29,874)                       24,750
                                                        ----------

BEVERAGES - NON-ALCOHOLIC  2.30%
BEVERAGES  2.30%
   Coca-Cola Co.                             200            11,487
                                                        ----------
TOTAL BEVERAGES - NON-ALCOHOLIC (COST: $11,449)             11,487
                                                        ----------

CONSUMER CYCLICALS  2.01%
AUTO PARTS AND EQUIPMENT  2.01%
   Goodyear Tire & Rubber Co.                500            10,000
                                                        ----------
TOTAL CONSUMER CYCLICALS (COST: $21,593)                    10,000
                                                        ----------

ENERGY  8.50%
OIL REFINING  8.50%
   Chevron Corp.                             500            42,406
                                                        ----------
TOTAL ENERGY (COST: $44,030)                                42,406
                                                        ----------

PHOTO EQUIPMENT AND SUPPLIES  2.38%
PHOTO EQUIPMENT AND SUPPLIES  2.38%
   Eastman Kodak Co.                         200            11,900
                                                        ----------
TOTAL PHOTO EQUIPMENT AND SUPPLIES (COST: $12,612)          11,900
                                                        ----------

RETAIL  3.27%
RETAIL STORES  3.27%
   Sears, Roebuck & Co.                      500            16,313
                                                        ----------
TOTAL RETAIL (COST: $13,811)                                16,313
                                                        ----------

TELECOMMUNICATION SERVICES  1.73%
TELECOMMUNICATION SERVICES  1.73%
   SBC Communications Inc.                   200             8,650
                                                        ----------
TOTAL TELECOMMUNICATION SERVICES (COST: $8,887)              8,650
                                                        ----------

UNIT INVESTMENT TRUSTS  69.12%
UNIT INVESTMENT TRUSTS  69.12%
   DIAMONDS Trust Unit Series 1            3,305           344,959
                                                        ----------
TOTAL UNIT INVESTMENT TRUSTS (COST: $360,515)              344,959
                                                        ----------

TOTAL COMMON STOCKS  (COST: $502,771)                      470,465
                                                        ----------

--------------------------------------------------------------------------------
 Total investments  94.27%
 (cost: $502,771)                                         $470,465

 Cash and other assets, less liabilities  5.73%             28,596
                                                        ----------

 Net assets  100.00%                                      $499,061
                                                        ==========

--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
  AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------

ASSETS
   Investments, at market value
   (COST: $502,771)                                       $470,465
   Dividends receivable                                        430
   Receivable from investment adviser                       45,564
                                                        ----------
   Total assets                                            516,459
                                                        ----------
LIABILITIES
   Bank overdraft                                            7,848
   Payable for transfer agency fees                          2,927
   Payable for administration fees2                             69
   Payable for fund accounting fees                          5,028
   Payable for investment advisory fees3                       249
   Payable for distribution fees and service fees4             104
   Accrued expenses and other payables                       1,173
                                                        ----------
   Total liabilities                                        17,398
                                                        ----------
NET ASSETS                                                $499,061
                                                        ==========

ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                        $531,553
   Undistributed net investment income                       1,113
   Accumulated net realized loss on investments             (1,299)
   Net unrealized depreciation of investments              (32,306)
                                                        ----------
                                                          $499,061
                                                        ==========

BY NUMBER OF SHARES:
                                                   CAPITAL SHARES
   NET ASSETS                 NAV                   OUTSTANDING
   --------------------------------------------------------------
   $499,061                  $9.32                    53,563

--------------------------------------------------------------------------------
   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -------------------------------------------------

   THE TAX COST OF THE FUND AT JUNE 30, 2000, BASED ON SECURITIES OWNED, WAS $502,771. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL
   SECURITIES IN THE FUND FOR THE PERIOD WAS $2,539 AND ($34,845), RESPECTIVELY.
--------------------------------------------------------------------------------

22 DOW 30(SERVICE MARK) FOCUSED FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 37.

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2000-- UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                $4,147
                                                        ----------
   Total income                                              4,147
                                                        ----------
EXPENSES
   Administration fees2                                        379
   Investment advisory fees3                                 1,517
   Distribution fees4                                          632
   Transfer agent fees                                       9,609
   Audit and legal fees                                      3,493
   Reports to shareholders                                     208
   Trustees' fees and expenses                                  77
   Custodian fees                                            7,903
   Registration fees and expenses                              258
   Insurance expenses                                           42
   Fund accounting expenses                                 13,532
   Miscellaneous expenses                                      619
                                                        ----------
   Total expenses before reimbursement                      38,269
   Less voluntary reimbursement by adviser5                (35,235)
                                                        ----------
   Total expenses after reimbursement                        3,034
                                                        ----------
NET INVESTMENT INCOME                                       $1,113
                                                        ==========

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
REALIZED GAIN FROM SECURITIES TRANSACTIONS:8
   Proceeds from sales of securities                       $10,842
   Cost of securities sold                                 (10,349)
                                                        ----------
   Net realized gain from
   securities transactions                                     493
                                                        ----------
UNREALIZED DEPRECIATION OF INVESTMENTS:
   Beginning of period unrealized appreciation              16,751
   End of period unrealized depreciation                   (32,306)
                                                        ----------
   Unrealized depreciation of investments                  (49,057)
                                                        ----------
   Net realized and unrealized loss
   on investments                                          (48,564)
                                                        ----------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                 $(47,451)
                                                        ==========

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FIGURES FOR 1/1/2000 TO 6/30/2000 ARE UNAUDITED.
--------------------------------------------------------------------------------

                                         1/1/00-         5/3/99-
                                         6/30/00        12/31/99*
--------------------------------------------------------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                  $1,113            $1,998
   Net realized gain/(loss) from
   securities transactions                   493            (1,792)
   Unrealized appreciation/
   (depreciation) of investments         (49,057)           16,751
                                    ------------      ------------
   Net increase/(decrease)
   in net assets resulting
   from operations                       (47,451)           16,957
                                    ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS6
   From net investment
   income                                     --            (2,538)
                                    ------------      ------------
   Total distributions
   to shareholders                            --            (2,538)
                                    ------------      ------------

CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL BELOW)

   Net proceeds from sale
   of shares                              42,132           614,905
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends                  --             2,538
                                    ------------      ------------
                                          42,132           617,443
   Cost of shares redeemed               (22,757)         (104,725)
                                    ------------      ------------
   Increase in net assets
   derived from capital
   share transactions                     19,375           512,718
                                    ------------      ------------
   Increase/(decrease) in net
   assets for the period                 (28,076)          527,137

NET ASSETS
   Beginning of period                   527,137                --
                                    ------------      ------------
End of period                           $499,061          $527,137
                                    ============      ============

UNDISTRIBUTED NET INVESTMENT
INCOME, END OF PERIOD                     $1,113                --
                                    ============      ============

DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

                                          NUMBER          MARKET
                                         OF SHARES        AMOUNT
--------------------------------------------------------------------------------

SIX MONTHS ENDED 6/30/2000
      Shares sold                         4,549           $42,132
      Shares issued for reinvestments         --                --
      Shares redeemed                     (2,316)          (22,757)
                                    ------------      ------------
NET INCREASE                               2,233           $19,375
                                    ============      ============
PERIOD ENDED 12/31/1999
      Shares sold                         61,716          $614,905
      Shares issued for reinvestments        255             2,538
      Shares redeemed                    (10,641)         (104,725)
                                    ------------      ------------
NET INCREASE                              51,330          $512,718
                                    ============      ============

* BURNHAM DOW 30(SERVICE MARK) FOCUSED FUND COMMENCED OPERATIONS ON MAY 3, 1999.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 37.

                                           DOW 30(SERVICE MARK) FOCUSED FUND  23

BURNHAM DOW 30(SERVICE MARK) FOCUSED FUND CONTINUED

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FIGURES FOR 1/1/2000 TO 6/30/2000 ARE UNAUDITED.
--------------------------------------------------------------------------------

                                      1/1/00-               5/3/99-
                                      6/30/00              12/31/99*
--------------------------------------------------------------------------------

 PER SHARE DATA
 NET ASSET VALUE:
   Beginning of period ($)             10.27                 10.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                0.02                  0.05
   Net gain on securities
   (both realized and unrealized)      (0.97)                 0.27
                                       -----------------------------------------
   Total from investment operations    (0.95)                 0.32

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)        --                    (0.05)
   Distributions from capital gains
   (from securities transactions)      --                     --
                                       -----------------------------------------
   Total distributions                 --                    (0.05)
                                       -----------------------------------------
 NET ASSET VALUE: End of period ($)     9.32                 10.27
                                       =========================================

 TOTAL RETURN (%)                      (9.25)(DAGGER)         3.22(DAGGER)
                                       -----------------------------------------

 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $ millions)           0.5                  0.5
                                       -----------------------------------------

 Ratio of total expenses after
 reimbursement to average
 net assets (%)5                         1.2(DOUBLE DAGGER)   1.2(DOUBLE DAGGER)
                                       -----------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)5                        15.2(DOUBLE DAGGER)  19.9(DOUBLE DAGGER)
                                       -----------------------------------------
 Ratio of net income to average
 net assets (%)                          0.4(DOUBLE DAGGER)   0.7(DOUBLE DAGGER)
                                       -----------------------------------------

 Portfolio turnover rate (%)             2.3                 23.7
                                       -----------------------------------------

 *               BURNHAM DOW 30(SERVICE MARK) FOCUSED FUND COMMENCED OPERATIONS
                 ON MAY 3, 1999.
(DAGGER) TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 1/1/00 - 6/30/00 OR 5/3/99 - 12/31/99.
(DOUBLE DAGGER)  ANNUALIZED.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 37.

24  DOW 30(SERVICE MARK) FOCUSED FUND

BURNHAM
      FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------

o Indicates securities that do           NUMBER          MARKET
  not produce income.                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  93.87%

BANKS  45.65%
BANKS-- MAJOR REGIONAL  10.15%
   FleetBoston Financial Corp.             4,000          $136,000
   Sovereign Bancorp, Inc.                20,000           140,937
   U.S. Bancorp                            3,000            57,750
   UnionBanCal Corp.                       3,000            55,687
                                                        ----------
                                                           390,374
                                                        ----------

BANKS-- MONEY CENTER  1.80%
   Chase Manhattan Corp.                   1,500            69,094
                                                        ----------

BANKS-- REGIONAL  33.70%
   AMCORE Financial, Inc.                  3,000            54,937
   BostonFed Bancorp Inc.                 15,000           211,875
   Cohoes Bancorp, Inc.                   17,500           241,172
   Commercial Federal Corp.                3,000            46,687
   Hudson United Bancorp                  10,545           236,603
   MutualFirst Financial Inc.              5,000            58,438
   Pacific Century Financial Corp.         3,000            44,625
   Pacific Crest Capital, Inc.             8,000           102,750
   Premier National Bancorp               10,000           128,750
   Thistle Group Holdings, Co.            10,000            70,000
   West Coast Bancorp                     10,000           100,313
                                                        ----------
                                                         1,296,150
                                                        ----------
TOTAL BANKS (COST: $1,779,022)                           1,755,618
                                                        ----------

FINANCIAL SERVICES COMPANIES  9.41%
DIVERSIFIED FINANCIAL SERVICES  8.25%
   Ambac Financial Group Inc.              1,000            54,812
 o Hamilton Bancorp, Inc.                 10,000           175,938
   Washington Mutual, Inc.                 3,000            86,625
                                                        ----------
                                                           317,375
                                                        ----------

INSURANCE  1.16%
   Allstate Corp.                          2,000            44,500
                                                        ----------
TOTAL FINANCIAL SERVICES COMPANIES
(COST: $362,005)                                           361,875
                                                        ----------

SAVINGS AND LOAN COMPANIES  38.81%
SAVINGS AND LOAN COMPANIES--
MAJOR REGIONAL  18.45%
   Astoria Financial Corp.                 5,000           128,906
 o Berkshire Hills Bancorp, Inc.           5,000            63,750
   Capitol Federal Financial              15,000           166,406

                                        NUMBER           MARKET
                                 OF SHARES/CONTRACTS     VALUE
--------------------------------------------------------------------------------

SAVINGS AND LOAN COMPANIES--
MAJOR REGIONAL  (CONTINUED)
   Golden State Bancorp Inc.               7,000          $126,000
   Roslyn Bancorp Inc.                     9,500           157,938
   Webster Financial Corp.                 3,000            66,469
                                                        ----------
                                                           709,469
                                                        ----------

SAVINGS AND LOAN COMPANIES-- NATIONAL 1.20%
   Charter One Financial, Inc.             2,000            46,000
                                                        ----------

SAVINGS AND LOAN COMPANIES-- REGIONAL  19.16%
   Alliance Bancorp of New England Inc.   12,000            84,000
   American Financial Holdings, Inc.       5,000            79,375
   Banknorth Group, Inc.                   4,000            61,000
   CFS Bancorp, Inc.                       4,000            36,625
 o Connecticut Bancshares, Inc.           10,000           146,250
   Dime BanCorporation, Inc.               8,000           126,000
   First Federal Savings & Loan
   Association of East Hartford            1,000            29,812
   Hudson River Bancorp. Inc.              5,000            59,219
 o Matrix Bancorp Inc.                    10,000            69,063
   Yonkers Financial Corp.                 3,000            45,563
                                                        ----------
                                                           736,907
                                                        ----------
TOTAL SAVINGS AND LOAN COMPANIES
(COST: $1,480,947)                                       1,492,376
                                                        ----------

TOTAL COMMON STOCKS/INVESTMENTS
(COST: $3,621,974)                                       3,609,869
                                                        ----------

CALL OPTIONS WRITTEN  (0.37%)

   AMBAC Financial Calls @ 60
   Due Jul 00                                 10              (625)
   Banknorth Group Inc. Calls @ 15
   Due Aug 00                                 20            (2,125)
   Charterone Financial Calls @ 25
   Due Aug 00                                 20            (1,250)
   Chase Manhattan Calls @ 50
   Due Jul 00                                 15              (750)
   Dime Bancorp. Calls @ 17.5
   Due Jul 00                                 20              (625)
   Dime Bancorp. Calls @ 20
   Due Jul 00                                 20              (375)
   FleetBoston Financial Calls @ 40
   Due Jul 00                                 20              (313)
   Golden State Bancorp. Inc Calls @ 17.5
   Due Jul 00                                 20            (1,937)
   Golden State Bancorp. Inc Calls @ 20
   Due Oct 00                                 20            (2,187)

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

                                                      FINANCIAL SERVICES FUND 25

BURNHAM FINANCIAL SERVICES FUND CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS CONTINUED
AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------

                                            NUMBER          MARKET
                                         OF CONTRACTS        VALUE
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN  CONTINUED

   Hudson United Bancorp Calls @ 30
   Due Jul 00                                 30             $(750)
   Imperial Bancorp Calls @ 20
   Due Jul 00                                 30              (563)
   Pacific Century Financial Corp. Calls @
   22.5
   Due Jul 00                                 20              (625)
   Sovereign Bancorp. Calls @ 7.5
   Due Oct 00                                 20            (1,437)
   Sovereign Bancorp. Calls @ 10
   Due Jul 00                                 20              (313)
   Sovereign Bancorp. Calls @ 7.5
   Due Jul 00                                 20              (438)
                                                        ----------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $26,824)                               (14,313)
                                                        ----------

--------------------------------------------------------------------------------
 Total investments in securities  93.87%
 (COST: $3,621,974)                                     $3,609,869

 Call options written  (0.37)%
 (PREMIUMS RECEIVED: $26,824)                              (14,313)

 Cash and other assets, less liabilities  6.50%            250,004
                                                        ----------

 Net assets  100.00%                                    $3,845,560
                                                        ==========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
  --------------------------------------------------
   THE TAX COST OF THE FUND AT JUNE 30, 2000, BASED ON SECURITIES OWNED, WAS $3,621,974. THE UNREALIZED GROSS APPRECIATION/ (DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $177,464 AND ($189,569), RESPECTIVELY.
--------------------------------------------------------------------------------

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 37.

26 FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
  AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------

ASSETS
   Investments, at market value
   (cost: $3,621,974)                                   $3,609,869
   Cash in bank                                             57,359
   Dividends and interest receivable                         4,830
   Receivable for investments sold                         547,148
   Receivable from investment adviser                       93,132
   Receivable for capital stock sold                         9,604
                                                        ----------
   Total assets                                          4,321,942
                                                        ----------

LIABILITIES
   Payable for options written6
   (premiums received: $26,824)                             14,313
   Payable for investments purchased                       443,925
   Payable for fund accounting fees                          9,425
   Payable for administration fees1                            472
   Payable for investment advisory fees2                     2,313
   Payable for distribution fees and service fees3             892
   Accrued expenses and other payables                       5,042
                                                        ----------
   Total liabilities                                       476,382
                                                        ----------

NET ASSETS                                              $3,845,560
                                                        ==========

ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                      $3,610,715
   Undistributed net investment income                      17,980
   Accumulated net realized gain on investments            216,459
   Net unrealized appreciation of investments
   and written options                                         406
                                                        ----------
                                                        $3,845,560
                                                        ==========

BY SHARE CLASS:
                                                    CAPITAL SHARES
                   NET ASSETS          NAV4           OUTSTANDING
--------------------------------------------------------------------
   Class A:        $3,785,595         $10.59            357,475
   Class B:           $59,965         $10.53              5,692

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2000-- UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                               $43,988
                                                        ----------
   Total income                                             43,988
                                                        ----------

EXPENSES
   Administration fees1                                      2,440
   Investment advisory fees2                                12,201
   Service fees (Class B)3                                      68
   Distribution fees (Class A)3                              3,999
   Distribution fees (Class B)3                                204
   Transfer agent fees                                      14,337
   Audit and legal fees                                      3,892
   Reports to shareholders                                     980
   Trustees' fees and expenses                                 482
   Custodian fees                                           10,713
   Registration fees and expenses                            1,703
   Insurance expenses                                          275
   Fund accounting expenses                                 17,902
   Miscellaneous expenses                                      608
                                                        ----------
   Total expenses before reimbursement                      69,804
   Less voluntary reimbursement by adviser5                (43,571)
                                                        ----------
   Total expenses after reimbursement                       26,233
                                                        ----------
NET INVESTMENT INCOME                                      $17,755
                                                        ==========

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
REALIZED GAIN FROM SECURITIES AND OPTIONS TRANSACTIONS:6
   Proceeds from sales of securities                    $5,489,348
   Cost of securities sold                              (5,300,243)
   Realized gain from options transactions6                 27,267
                                                        ----------
   Net realized gain from securities
   and options transactions                                216,372
                                                        ----------
UNREALIZED APPRECIATION OF INVESTMENTS:
   Beginning of period unrealized depreciation             (40,052)
   End of period unrealized appreciation                       406
                                                        ----------
   Unrealized appreciation of investments                   40,458
                                                        ----------
  NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                          256,830
                                                        ----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                 $274,585
                                                        ==========

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

                                                     FINANCIAL SERVICES FUND  27

BURNHAM FINANCIAL SERVICES FUND CONTINUED

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FIGURES FOR 1/1/2000 TO 6/30/2000 ARE UNAUDITED.
--------------------------------------------------------------------------------

                                         1/1/00-         6/7/99-
                                         6/30/00        12/31/99*
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income                 $17,755            $5,644
   Net realized gain from
   securities and options
   transactions                          216,372                87
   Unrealized
   appreciation/depreciation
   of investments                         40,458           (40,052)
                                    ------------      ------------
   Net increase/(decrease)
   in net assets resulting
   from operations                       274,585           (34,321)
                                    ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
   Class A shares                             --            (5,419)
   Class B shares                             --            (5,419)
                                    ------------      ------------
   Total distributions to
   shareholders                               --            (5,419)
                                    ------------      ------------

CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL AT RIGHT)

   Net proceeds from sale
   of shares                           1,278,761         3,478,952
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends                  --             5,401
                                    ------------      ------------
                                       1,278,761         3,484,353
   Cost of shares redeemed              (746,234)         (406,165)
                                    ------------      ------------
   Increase in net assets
   derived from capital share
   transactions                          532,527         3,078,188
                                    ------------      ------------

   Increase in net assets for
   the period                            807,112         3,038,448

NET ASSETS
   Beginning of period                 3,038,448                --
                                    ------------      ------------
END OF PERIOD                         $3,845,560        $3,038,448
                                    ============      ============
UNDISTRIBUTED NET INVESTMENT
INCOME, END OF PERIOD                    $17,980              $225
                                    ============      ============

DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

                                          NUMBER          MARKET
                                         OF SHARES        AMOUNT
--------------------------------------------------------------------------------

CLASS A SHARES
SIX MONTHS ENDED 6/30/2000
   Shares sold                           134,425        $1,278,761
   Shares issued for reinvestments            --                --
   Shares redeemed                       (81,764)         (746,234)
                                    ------------      ------------
NET INCREASE                              52,661          $532,527
                                    ============      ============

PERIOD ENDED 12/31/1999
   Shares sold                           345,945        $3,421,752
   Shares issued for reinvestments           564             5,401
   Shares redeemed                       (41,695)         (406,165)
                                    ------------      ------------
NET INCREASE                             304,814        $3,020,988
                                    ============      ============
CLASS B SHARES
   SIX MONTHS ENDED 6/30/2000
   Shares sold                                --                --
   Shares issued for reinvestments            --                --
   Shares redeemed                            --                --
                                    ------------      ------------
NET INCREASE                                  --                --
                                    ============      ============

PERIOD ENDED 12/31/1999
   Shares sold                             5,692           $57,200
   Shares issued for reinvestments            --                --
   Shares redeemed                            --                --
                                    ------------      ------------
NET INCREASE                               5,692           $57,200
                                    ============      ============

* BURNHAM FINANCIAL SERVICES FUND COMMENCED OPERATIONS ON JUNE 7, 1999.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

28 FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FIGURES FOR 1/1/2000 TO 6/30/2000 ARE UNAUDITED.
--------------------------------------------------------------------------------


                                           1/1/00-               6/7/99-                 1/1/00-              6/7/99-
                                           6/30/00              12/31/99*                6/30/00             12/31/99*
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE DATA                                    CLASS A SHARES                               CLASS B SHARES
 NET ASSET VALUE:
                                           -----------------------------------------------------------------------------------------
    Beginning of period ($)                 9.79                  10.00                     9.75               10.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)             0.05                   0.02                    (0.12)              (0.00)(DAGGER)
   Net (loss) on securities and options
   (both realized and unrealized)           0.75                  (0.21)                    0.90               (0.25)
                                           -----------------------------------------------------------------------------------------
   Total from investment operations         0.80                  (0.19)                    0.78               (0.25)

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)               --                  (0.02)                      --                  --
   Distributions from capital gains
   (from securities and
   options transactions)                      --                     --                       --                  --
                                           -----------------------------------------------------------------------------------------
   Total distributions                        --                  (0.02)                      --                  --
                                           -----------------------------------------------------------------------------------------
 NET ASSET VALUE: End of period ($)        10.59                   9.79                    10.53                9.75
                                           =========================================================================================

 TOTAL RETURN (%)                           8.27(DOUBLE DAGGER)   (1.90)(DOUBLE DAGGER)     7.90(DOUBLE DAGGER)(2.50)(DOUBLE DAGGER)
                                           -----------------------------------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA

 Net assets,
 end of period (in $ millions)               3.8                   3.0                      0.1                 0.0
                                           -----------------------------------------------------------------------------------------

 Ratio of total expenses after
 reimbursement to average
 net assets (%)5                             1.6(DOUBLE DAGGER)    1.6(DOUBLE DAGGER)       2.1(DOUBLE DAGGER)  2.3(DOUBLE DAGGER)
                                                (DOUBLE DAGGER)       (DOUBLE DAGGER)          (DOUBLE DAGGER)     (DOUBLE DAGGER)
                                           -----------------------------------------------------------------------------------------

 Ratio of total expenses before
 reimbursement to average
 net assets (%)5                             4.3(DOUBLE DAGGER)    7.4(DOUBLE DAGGER)       5.0(DOUBLE DAGGER)  8.2(DOUBLE DAGGER)
                                                (DOUBLE DAGGER)       (DOUBLE DAGGER)          (DOUBLE DAGGER)     (DOUBLE DAGGER)
                                           -----------------------------------------------------------------------------------------

 Ratio of net income to average
 net assets (%)                              1.1(DOUBLE DAGGER)    0.7(DOUBLE DAGGER)      (0.7)(DOUBLE DAGGER)(0.1)(DOUBLE DAGGER)
                                                (DOUBLE DAGGER)       (DOUBLE DAGGER)           (DOUBLE DAGGER)     (DOUBLE DAGGER)
                                           -----------------------------------------------------------------------------------------

 Portfolio turnover rate (%)               171.4                  89.6                    171.4                89.6


             *  Burnham Financial Services Fund commenced operations on June 7, 1999.
       (DAGGER) Less than ($0.01) per share.
(DOUBLE DAGGER) Total return is not annualized for the periods 1/1/00 - 6/30/00 or 6/7/99 - 12/31/99.
(DOUBLE DAGGER) Annualized.
(DOUBLE DAGGER)

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

                                                      FINANCIAL SERVICES FUND 29

BURNHAM
     MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------

                                           FACE          AMORTIZED
                                           VALUE           COST
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS  99.88%

DISCOUNTED COMMERCIAL PAPER  15.11%
   GE Capital II
   6.58% 07/21/00                      2,000,000        $1,992,689
   Great Lakes Funding Capital Co.
   6.70% 07/27/00                      2,000,000         1,990,322
   Lehman Brothers Holdings Inc.
   6.30% 10/11/00                      1,000,000           982,150
   Market Street Funding
   6.66% 09/06/00                      2,000,000         1,975,210
   PaineWebberGroup
   6.75% 09/28/00                      3,000,000         2,949,938
                                                        ----------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $9,890,309)                                       9,890,309
                                                        ----------

DISCOUNTED MASTER NOTES  3.05%
   General Motors Acceptance
   Corp. Note (LOC: GMAC)
   6.60% 07/03/00                      2,000,000         1,999,266
                                                        ----------

TOTAL DISCOUNTED MASTER NOTES
(COST: $1,999,266)                                       1,999,266
                                                        ----------

FLOATING RATE NOTES  1.53%
   First Union National Bank of N.C.
   6.74% 07/17/00                      1,000,000         1,000,000
                                                        ----------

TOTAL FLOATING RATE NOTES
(COST: $1,000,000)                                       1,000,000
                                                        ----------

LETTER OF CREDIT COMMERCIAL PAPER  25.45%
   Accor S.A. 6.60% 07/17/00           2,000,000         1,994,133
   Banco Bradesco S.A.
   6.70% 10/02/00                      2,000,000         1,965,383
   Banco Bradesco S.A. LCP
   6.68% 06/14/01                      2,000,000         1,870,853
   Banco Rio De La Plata S.A.
   6.75% 03/08/01                      1,000,000           953,125
   Banco Rio De La Plata S.A.
   6.27% 09/01/00                      1,000,000           989,202
   E D & F Man Finance
   6.60% 07/06/00                      2,000,000         1,998,167
   Formosa Plastics Corp. USA
   6.28% 10/11/00                      2,000,000         1,964,413
   Garanti Funding Corp.
   6.18% 08/01/00                      2,000,000         1,989,357
   HSBC Bank Argentina S.A.
   6.67% 12/18/00                      2,000,000         1,937,006
   Vermont Yankee Nuclear Power
   6.55% 07/07/00                      1,000,000           998,908
                                                        ----------

TOTAL LETTER OF CREDIT COMMERCIAL PAPER
(COST: $16,660,547)                                     16,660,547
                                                        ----------

                                           FACE          AMORTIZED
                                           VALUE           COST
--------------------------------------------------------------------------------

MEDIUM-TERM NOTES  1.53%
   Goldman Sachs Group Inc.
   6.00% 08/07/00                      1,000,000        $1,000,000
                                                        ----------

TOTAL MEDIUM-TERM NOTES
(COST: $1,000,000)                                       1,000,000
                                                        ----------

TAXABLE MUNICIPAL NOTES  2.29%
   Emory University Project
   Dekalb City, Ga
   6.55% 07/11/00                      1,500,000         1,500,000
                                                        ----------

TOTAL TAXABLE MUNICIPAL NOTES
(COST: $1,500,000)                                       1,500,000
                                                        ----------

VARIABLE RATE DEMAND NOTES  28.32%
   B&V Land Company, L.L.C.
   6.77% 09/01/27                      1,035,000         1,035,000
   Bell County, Texas Health Facilities
   Development Corp Variable Rate
   (Scott & White Memorial Hospital
   Project) Series 1999b-1
   6.67% 08/15/29                      1,000,000         1,000,000
   Columbus, GA Development
   Authority Revenue
   6.75% 12/01/19                      1,000,000         1,000,000
   County of McCreary, KY
   Industrial Building Revenue
   Bonds Phase III
   6.71% 04/01/15                      1,000,000         1,000,000
   FE, LLC (LOC: Bank One)
   6.73% 04/01/28                      2,000,000         2,000,000
   Grand Valley Limited Partnership
   6.73% 06/01/27                      1,000,000         1,000,000
   JDV LLC
   6.77% 07/01/27                        980,000           980,000
   Maximum Principal
   Amount Camcairn I
   6.79% 10/01/21                      1,000,000         1,000,000
   Maximum Principal
   Amount (Coson Project)
   6.79% 08/01/23                      1,000,000         1,000,000
   Metropolitan Transit Authority,
   New York Commuter Facilities
   Revenue 6.80% 07/01/03              2,500,000         2,500,000
   Ordeal Properties, L.L.C.
   (LOC: Key Bank)
   6.85% 10/01/12                      2,000,000         2,000,000
   Shepherd Capital, L.L.C
   6.77% 09/15/47                      1,025,000         1,025,000
   The Southeast Alabama
   Gas District
   6.70% 06/01/25                      2,000,000         2,000,000

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

30  MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS CONTINUED
AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------

                                           FACE          AMORTIZED
                                           VALUE           COST
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES  (CONTINUED)
   The Wilmington Iron &
   Metal Company
   6.74% 08/01/14                      1,000,000         1,000,000
                                                        ----------

TOTAL VARIABLE RATE DEMAND NOTES
(COST: $18,540,000)                                     18,540,000
                                                        ----------

YANKEE CERTIFICATES OF DEPOSIT  3.05%
   National Westminister Bank PLC
   7.23% 05/09/01                      2,000,000         1,999,516
                                                        ----------

TOTAL YANKEE CERTIFICATES OF DEPOSIT
(COST: $1,999,516)                                       1,999,516
                                                        ----------

REPURCHASE AGREEMENTS 19.55%
   Salomon Smith Barney
   (collateralized by $13,056,001
   GNMA, 6.25% to 6.50%,
   due 07/20/21 to 06/20/23,
   delivery value $12,807,200)
   6.75% 07/03/00                     12,800,000        12,800,000
                                                        ----------

TOTAL REPURCHASE AGREEMENTS
(COST: $12,800,000)                                     12,800,000
                                                        ----------

TOTAL SHORT-TERM INSTRUMENTS
(COST: $65,389,638)                                     65,389,638
                                                        ----------
------------------------------------------------------------------
 Total investments in securities  99.88%
 (COST: $65,389,638)                                   $65,389,638

 Cash and other assets, less liabilities  0.12%             77,469
                                                       -----------

 Net assets  100.00%                                   $65,467,107
                                                       ===========
------------------------------------------------------------------

--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
  AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------

ASSETS
   Investments, at market value
   Securities                                          $52,589,638
   Repurchase agreements                                12,800,000
                                                       -----------
   Total investments
   (cost: $ 65,389,638)                                 65,389,638
   Cash in bank                                              7,139
   Interest receivable                                     204,190
   Receivable from investment adviser                       36,031
   Receivable for investment sold                            5,000
   Prepaid expenses                                          5,097
                                                       -----------
   Total assets                                         65,647,095
                                                       -----------

LIABILITIES
   Payable for dividends declared                          154,328
   Payable for administration fees1                          7,108
   Payable for investment advisory fees2                    18,446
   Accrued expenses and other payables                         106
                                                       -----------
   Total liabilities                                       179,988
                                                       -----------

NET ASSETS                                             $65,467,107
                                                       -----------

ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                     $65,467,107
                                                       -----------
                                                       $65,467,107
                                                       ===========

BY NUMBER OF SHARES:
                                                        CAPITAL SHARES
    NET ASSETS                  NAV                       OUTSTANDING
    ------------------------------------------------------------------
    $65,467,107                $1.00                       65,467,312

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

                                                           MONEY MARKET FUND  31

BURNHAM MONEY MARKET FUND CONTINUED

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2000-- UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                             $1,502,993
                                                       -----------
   Total income                                          1,502,993
                                                       -----------

EXPENSES
   Administration fees1                                     35,391
   Investment advisory fees2                               103,073
   Transfer agent fees                                      14,993
   Audit and legal fees                                      9,019
   Reports to shareholders                                  12,147
   Trustees' fees and expenses                               6,774
   Custodian fees                                           14,178
   Registration fees and expenses                           10,352
   Insurance expenses                                          652
   Fund accounting expenses                                 11,177
   Miscellaneous expenses                                    3,168
                                                       -----------
   Total expenses before reimbursement                     220,924
   Plus voluntary reimbursement recovery
   by adviser3                                               8,672
                                                       -----------
   Total expenses after reimbursement recovery             229,596
                                                       -----------

NET INVESTMENT INCOME                                   $1,273,397
                                                       ===========

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                         $1,273,397
                                                       ===========

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FIGURES FOR 1/1/2000 TO 6/30/2000 ARE UNAUDITED.
--------------------------------------------------------------------------------

                                         1/1/00-         6/7/99-
                                         6/30/00        12/31/99*
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income              $1,273,397          $780,353
   Net realized gain from
   securities transactions                    --                 5
                                    ------------      ------------
   Net increase in net assets
   resulting from operations           1,273,397           780,358
                                    ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS5
   From net investment income         (1,273,397)         (780,558)
   From realized gains from
   securities transactions                    --                (5)
                                    ------------      ------------
   Total distributions to
   shareholders                       (1,273,397)         (780,563)
                                    ------------      ------------

CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL BELOW)

   Net proceeds from sale
   of shares                          57,417,533        56,016,142
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends           1,119,031           774,705
                                    ------------      ------------
                                      58,536,564        56,790,847
   Cost of shares redeemed           (25,980,694)      (23,879,405)
                                    ------------      ------------
   Increase in net assets
   derived from capital share
   transactions                       32,555,870        32,911,442
                                    ------------      ------------
   Increase in net assets for
   the period                         32,555,870        32,911,237

NET ASSETS
   Beginning of period                32,911,237                --
                                    ------------      ------------
END OF PERIOD                        $65,467,107       $32,911,237
                                    ============      ============

DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

                                          NUMBER          MARKET
                                         OF SHARES        AMOUNT
--------------------------------------------------------------------------------

SIX MONTHS ENDED 6/30/2000
   Shares sold                        57,417,533       $57,417,533
   Shares issued for
   reinvestments                       1,119,031         1,119,031
   Shares redeemed                   (25,980,694)      (25,980,694)
                                    ------------      ------------
NET INCREASE                          32,555,870       $32,555,870
                                    ============      ============
PERIOD ENDED 12/31/99
   Shares sold                        56,016,142       $56,016,142
   Shares issued for
   reinvestments                         774,705           774,705
   Shares redeemed                   (23,879,405)      (23,879,405)
                                    ------------      ------------
NET INCREASE                          32,911,442       $32,911,442
                                    ============      ============

* BURNHAM MONEY MARKET FUND COMMENCED OPERATIONS ON MAY 3, 1999.

32  MONEY MARKET FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FIGURES FOR 1/1/2000 TO 6/30/2000 ARE UNAUDITED.
--------------------------------------------------------------------------------


                                         1/1/00-           5/3/99-
                                         6/30/00          12/31/99*
---------------------------------------------------------------------------------------------------------------------------
 PER SHARE DATA
 NET ASSET VALUE:
 Per Share Data
 Net Asset Value:
   Beginning of period ($)                  1.00                 1.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                    0.02                 0.03
   Net gain on securities
   (both realized and unrealized)             --                 0.00(DAGGER)
                                           -----------------------------------------
   Total from investment operations         0.02                 0.03

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)            (0.02)               (0.05)
   Distributions from capital gains
   (from securities transactions)             --                (0.00)(DAGGER)
                                           -----------------------------------------
   Total distributions                     (0.02)               (0.03)
                                           -----------------------------------------
 NET ASSET VALUE: End of period ($)         1.00                 1.00
                                           =========================================

 TOTAL RETURN (%)                           2.61(DOUBLE DAGGER)  2.97(DOUBLE DAGGER)
                                           -----------------------------------------

 Ratios/Supplemental Data

 Net assets,
 end of period (in $ millions)              65.5                32.9
                                           -----------------------------------------

 Ratio of total expenses after
 reimbursement/recovery to
 average net assets (%)3                     0.9(DOUBLE DAGGER)  0.9(DOUBLE DAGGER)
                                                (DOUBLE DAGGER)     (DOUBLE DAGGER)
                                           -----------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)3                              --                 1.1(DOUBLE DAGGER)
                                                (DOUBLE DAGGER)     (DOUBLE DAGGER)
                                           --------------------------------------------------------------------------------
 Ratio of net income to average
 net assets (%)                              5.2(DOUBLE DAGGER)  4.5(DOUBLE DAGGER)
                                                (DOUBLE DAGGER)     (DOUBLE DAGGER)
                                           --------------------------------------------------------------------------------

             *  BURNHAM MONEY MARKET FUND COMMENCED OPERATIONS ON MAY 3, 1999
       (DAGGER) LESS THAN $0.01 PER SHARE.
(DOUBLE DAGGER) TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 1/1/00 - 6/30/00 OR 5/3/99 - 12/31/99.
(DOUBLE DAGGER) ANNUALIZED.
(DOUBLE DAGGER)

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

                                                           MONEY MARKET FUND  33

BURNHAM
    U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS CONTINUED
AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------

                                        FACE             AMORTIZED
                                        VALUE              COST
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS  100.17%

U.S. TREASURY OBLIGATIONS  51.88%
   U.S. Treasury Bills
   2.75% 07/06/00                    $65,000,000       $64,975,174
   U.S. Treasury Notes
   5.75% 11/15/00                      5,000,000         4,999,263
   4.50% 01/31/01                      2,000,000         1,982,402
   5.38% 02/15/01                      2,000,000         1,988,295
   6.50% 05/31/01                      2,000,000         1,995,918
                                                      ------------

TOTAL U.S. TREASURY OBLIGATIONS
(COST: $75,941,052)                                     75,941,052
                                                      ------------

REPURCHASE AGREEMENTS 48.29%
   Goldman Sachs
   (Collateralized by $35,700,000
   GNMA, 7.00% to 8.00%, due
   02/15/13 to 03/20/28, delivery
   value $35,019,775)
   6.78% due 07/03/00                 35,000,000        35,000,000

   Salomon Smith Barney
   (Collateralized by $36,414,000
   GNMA, 5.70% to 8.00%, due
   10/20/18 to 02/15/30, delivery
   value $35,720,081)
   6.75% due 07/03/00                 35,700,000        35,700,000
                                                      ------------

TOTAL REPURCHASE AGREEMENTS
(COST: $70,700,000)                                     70,700,000
                                                      ------------

TOTAL SHORT-TERM OBLIGATIONS
(COST: $146,641,052)                                   146,641,052

--------------------------------------------------------------------------------
Total Investments  100.17%
(COST: $146,641,052)                                  $146,641,052

Liabilities, less cash and other assets  (0.17)%          (248,614)
                                                      ------------

Net Assets  100.00%                                   $146,392,438
                                                      ============
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
  AS OF JUNE 30, 2000 -- UNAUDITED
--------------------------------------------------------------------------------

ASSETS
   Investments, at market value
      Securities                                       $75,941,052
      Repurchase agreements                             70,700,000
                                                      ------------
   Total investments
   (cost: $ 146,641,052)                               146,641,052
   Cash in bank                                                513
   Interest receivable                                     137,141
   Prepaid expenses                                         15,019
                                                      ------------
   Total assets                                        146,793,725
                                                      ------------

LIABILITIES
   Payable for dividends declared                          323,041
   Payable for administration fees1                         16,682
   Payable for investment advisory fees2                    44,282
   Accrued expenses and other payables                      17,282
                                                      ------------
   Total liabilities                                       401,287
                                                      ------------

NET ASSETS                                            $146,392,438
                                                      ============

ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                    $146,392,188
   Accumulated net realized
   gain on investments                                         250
                                                      ------------
                                                      $146,392,438
                                                      ============

BY NUMBER OF SHARES:
                                                      CAPITAL SHARES
   NET ASSETS                    NAV                     OUTSTANDING
   -------------------------------------------------------------------
   $146,392,438                 $1.00                    146,392,188

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

34  U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2000-- UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                             $3,693,745
                                                      ------------
   Total income                                          3,693,745
                                                      ------------

EXPENSES
   Administration fees1                                     92,232
   Investment advisory fees2                               245,952
   Transfer agent fees                                      10,833
   Audit and Legal fees                                     13,171
   Reports to shareholders                                  18,432
   Trustees' fees and expenses                              17,647
   Custodian fees                                           13,994
   Registration fees and expenses                           34,966
   Insurance expenses                                        3,131
   Fund accounting expenses                                 19,407
   Miscellaneous expenses                                    5,482
                                                      ------------
   Total expenses before reimbursement
   recovery                                                475,247
   Plus voluntary reimbursement
   recovery by adviser3                                     16,797
                                                      ------------
   Total expenses after reimbursement
   recovery                                                492,044
                                                      ------------

NET INVESTMENT INCOME                                   $3,201,701
                                                      ============


NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
REALIZED GAIN FROM SECURITIES TRANSACTIONS:4
   Proceeds from sales/maturities of
   short-term securities                               $84,926,500
   Cost of short-term securities
   sold or matured                                     (84,926,250)
                                                      ------------
   Net realized gain from short-term
   securitiy transactions                                      250
                                                      ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               $3,201,951
                                                      ============

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FIGURES FOR 1/1/2000 TO 6/30/2000 ARE UNAUDITED.
--------------------------------------------------------------------------------

                                         1/1/00-         10/13/99-
                                         6/30/00        12/31/99*
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income              $3,201,701          $728,019
   Net realized gain from
   securities transactions                   250                --
                                    ------------      ------------
   Net increase in net assets
   resulting from operations           3,201,951           728,019
                                    ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment
   income                             (3,201,701)         (728,019)
                                    ------------      ------------
   Total distributions to
   shareholders                       (3,201,701)         (728,019)
                                    ------------      ------------

CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL BELOW)

   Net proceeds from sale
   of shares                         111,190,358        94,671,802
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends           2,878,651           726,902
                                    ------------      ------------
                                     114,069,009        95,398,704
   Cost of shares redeemed           (51,058,394)      (12,017,131)
                                    ------------      ------------
   Increase in net assets
   derived from capital share
   transactions                       63,010,615        83,381,573
                                    ------------      ------------
   Increase in net assets for
   the period                         63,010,865        83,381,573

NET ASSETS
   Beginning of period                83,381,573                --
                                    ------------      ------------
END OF PERIOD                       $146,392,438       $83,381,573
                                    ============      ============

DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

                                          NUMBER          MARKET
                                         OF SHARES        AMOUNT
--------------------------------------------------------------------------------

SIX MONTHS ENDED 6/30/2000
   Shares sold                       111,190,358      $111,190,358
   Shares issued for
   reinvestments                       2,878,651         2,878,651
   Shares redeemed                   (51,058,394)      (51,058,394)
                                    ------------      ------------
NET INCREASE                          63,010,615       $63,010,615
                                    ============      ============
PERIOD ENDED 12/31/99
   Shares sold                        94,671,802       $94,671,802
   Shares issued for
   reinvestments                         726,902           726,902
   Shares redeemed                   (12,017,131)      (12,017,131)
                                    ------------      ------------
NET INCREASE                          83,381,573       $83,381,573
                                    ============      ============

* BURNHAM U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON OCTOBER 13, 1999.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

                                             U.S. TREASURY MONEY MARKET FUND  35

BURNHAM U.S. TREASURY MONEY MARKET FUND CONTINUED

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FIGURES FOR 1/1/2000 TO 6/30/2000 ARE UNAUDITED.
--------------------------------------------------------------------------------


                                         1/1/00-                 10/13/99-
                                         6/30/00                 12/31/99*
------------------------------------------------------------------------------------
 PER SHARE DATA
 NET ASSET VALUE:
   Beginning of period ($)                  1.00                  1.00

 Income from Investment Operations:
   Net investment income                    0.02                  0.00(DAGGER)
                                          ------------------------------------------
   Total from investment operations         0.02                  0.00(DAGGER)

 Less Distributions:
   Dividends
   (from net investment income)            (0.02)                (0.00)(DAGGER)
                                          ------------------------------------------
   Total distributions                     (0.02)                (0.00)(DAGGER)
                                          ------------------------------------------
 NET ASSET VALUE: End of period ($)         1.00                  1.00
                                           =========================================
 TOTAL RETURN (%)                           2.60(DOUBLE DAGGER)   1.0(DOUBLE DAGGER)

 RATIOS/SUPPLEMENTAL DATA

 Net assets,
 end of period (in $ millions)             146.4                 83.4
                                          ------------------------------------------
 Ratio of total expenses after
 reimbursement to average
 net assets (%)3                             0.8(DOUBLE DAGGER)   0.8(DOUBLE DAGGER)
                                                (DOUBLE DAGGER)      (DOUBLE DAGGER)
                                          ------------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)3                              --                  0.9(DOUBLE DAGGER)
                                                (DOUBLE DAGGER)      (DOUBLE DAGGER)
                                          ------------------------------------------
 Ratio of net income to average
 net assets (%)                              5.2(DOUBLE DAGGER)   4.6(DOUBLE DAGGER)
                                                                     (DOUBLE DAGGER)
                                          ------------------------------------------

             *  Burnham U.S. Treasury Money Market Fund commenced operations on October 13, 1999.
       (DAGGER) Less than $0.01 per share.
(DOUBLE DAGGER) Total return is not annualized for the periods 1/1/00 - 6/30/00 or 10/13/99 - 12/31/99.
(DOUBLE DAGGER) Annualized.
(DOUBLE DAGGER)


36  U.S. TREASURY MONEY MARKET FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

NOTES TO FINANCIAL STATEMENTS Unaudited

BURNHAM FUND
--------------------------------------------------------------------------------

1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10 % OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISER 0.60% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS. BEFORE MAY 1, 1999, THE FUND PAID THE ADVISER 0.625% OF ITS AVERAGE DAILY NET ASSETS IN FEES.

3 THE FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% AND 0.75% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B SHARES, RESPECTIVELY. THE FUND ALSO PAYS A SERVICE FEE OF 0.25% FOR CLASS B SHARES. ALSO, DURING THE PERIOD, THE DISTRIBUTOR EARNED $65,069 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE FUND'S PORTFOLIO, AND $9,333 IN SALES COMMISSIONS FOR SELLING CLASS A SHARES. THE DISTRIBUTOR RECEIVED $15,061 IN CDSC PAYMENTS FROM CLASS B SHARES DURING THE PERIOD.

4 FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE, WAS $48.52; THE REDEMPTION PRICE IS NAV. FOR CLASS B SHARES THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.

5 THE ADVISER CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 1.34% AND 2.09% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B, RESPECTIVELY. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. FOR THE SIX MONTHS ENDED JUNE 30, 2000, THE ADVISER RECOVERED FROM BOTH SHARE CLASSES A TOTAL OF $38,118 FOR EXPENSES THE ADVISOR HAD PREVIOUSLY REIMBURSED THAT WERE IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.

6 THE FUND PAID $59,704,787 TO BUY LONG-TERM EQUITY AND DEBT SECURITIES DURING THE PERIOD.

7 ON MAY 3, 1999, ALL OUTSTANDING CLASS C SHARES WERE REORGANIZED INTO CLASS A SHARES.

BURNHAM DOW 30(SERVICE MARK) FOCUSED FUND
--------------------------------------------------------------------------------

1 DIAMONDS ARE SHARES OF A PUBLICLY TRADED UNIT INVESTMENT TRUST THAT OWNS THE STOCKS OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) IN THE SAME PROPORTION AS REPRESENTED IN THE DJIA.

2 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10 % OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

3 THE FUND PAYS THE ADVISER 0.60% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

4 THE FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% OF AVERAGE NET ASSETS. DURING THE PERIOD, THE DISTRIBUTOR EARNED $45 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE FUND'S PORTFOLIO.

5 THE ADVISER CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 1.20% OF AVERAGE NET ASSETS. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. FOR THE SIX MONTHS ENDED JUNE 30, 2000, THE ADVISER REIMBURSED THE FUND FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.

6  THE FUND PAID $38,569 TO BUY LONG-TERM EQUITY SECURITIES DURING THE PERIOD.

DOW JONES DISCLAIMER
--------------------------------------------------------------------------------

THE DOW JONES INDUSTRIAL AVERAGE IS THE OLDEST CONTINUING STOCK MARKET AVERAGE IN THE WORLD. UNLIKE AN INDEX, THE DJIA IS WEIGHTED BY SHARE PRICE RATHER THAN MARKET CAPITALIZATION, SO STOCKS WITH HIGHER PRICES PER SHARE HAVE PROPORTIONALLY MORE EMPHASIS THAN STOCKS WITH LOWER PRICES PER SHARE. THE 30 COMPANIES IN THE DJIA ARE LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE WIDELY HELD.

DOW JONES & COMPANY, INC. HAS NO CONNECTIONS WITH OR OBLIGATIONS TO THE ADVISER OR FUND. DOW JONES DOES NOT MAKE ANY REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES(SERVICE MARK)," "DOW JONES INDUSTRIAL AVERAGE(SERVICE MARK)" AND "DJIA(SERVICE MARK)" AND "DOW 30(SERVICE MARK)" ARE SERVICE MARKS OF DOW JONES AND COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO BURNHAM DOW 30(SERVICE MARK) FOCUSED FUND OR ITS DISTRIBUTOR, OTHER THAN LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS TO THE DISTRIBUTOR TO USE IN CONNECTION WITH THE FUND.

                                               NOTES TO FINANCIAL STATEMENTS  37

BURNHAM FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10 % OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISER 0.75% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

3 THE FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% AND 0.75% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B SHARES, RESPECTIVELY. THE FUND ALSO PAYS A SERVICE FEE OF 0.25% FOR CLASS B SHARES. ALSO, DURING THE PERIOD, THE DISTRIBUTOR EARNED $5,958 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE FUND'S PORTFOLIO. THE DISTRIBUTOR RECEIVED NO CDSC PAYMENTS DURING THE PERIOD.

4 FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE, WAS $11.15; THE REDEMPTION PRICE IS NAV. FOR CLASS B SHARES THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.

5 THE ADVISER CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 1.60% AND 2.35% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B, RESPECTIVELY. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. FOR THE SIX MONTHS ENDED JUNE 30, 2000, THE ADVISER REIMBURSED THE FUND FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.

6 DURING THE PERIOD ENDED JUNE 30, 2000, THE FUND PAID $5,898,595 TO BUY LONG-TERM EQUITY SECURITIES. WRITTEN OPTION ACTIVITY FOR THE FUND WAS AS
   FOLLOWS:

   WRITTEN OPTIONS                    NUMBER OF CONTRACTS      PREMIUMS
   OUTSTANDING AT DECEMBER 31, 1999          120               $11,882
   WRITTEN                                   615                56,338
   EXPIRED                                  (300)              (26,761)
   CLOSED                                    (10)               (1,815)
   EXERCISED                                (120)              (12,820)
                                           -----              --------
   OUTSTANDING AT JUNE 30, 2000              305               $26,824
                                           =====              ========

BURNHAM MONEY MARKET FUND
--------------------------------------------------------------------------------

1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10 % OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISER 0.45% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

3 THE ADVISER CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 0.97% OF AVERAGE NET ASSETS. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. FOR THE SIX MONTHS ENDED JUNE 30, 2000, THE ADVISER RE-COVERED FROM THE FUND A TOTAL OF $8,672 FOR EXPENSES THE ADVISOR HAD PRE- VIOUSLY reimbursed that were in excess of the voluntary expense limitation.

BURNHAM U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10 % OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISER 0.40% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

3 THE ADVISER CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 0.85% OF AVERAGE NET ASSETS. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. FOR THE SIX MONTHS ENDED JUNE 30, 2000, THE ADVISER RE-COVERED FROM THE FUND A TOTAL OF $16,797 FOR EXPENSES THE ADVISOR HAD PRE- VIOUSLY REIMBURSED THAT WERE IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.

38  NOTES TO FINANCIAL STATEMENTS

OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

JON M. BURNHAM
PRESIDENT AND CHIEF EXECUTIVE OFFICER

MICHAEL E. BARNA
EXECUTIVE VICE PRESIDENT, TREASURER, AND SECRETARY

DEBRA B. HYMAN
EXECUTIVE VICE PRESIDENT

FRANK A. PASSANTINO
FIRST VICE PRESIDENT AND ASSISTANT SECRETARY

RONALD M. GEFFEN
VICE PRESIDENT

LOUIS S. ROSENTHAL
VICE PRESIDENT

BOARD OF TRUSTEES
--------------------------------------------------------------------------------

CHAIRMAN
Jon M. Burnham

HONORARY CHAIRMAN
I.W. Burnham, II

TRUSTEES
Claire B. Benenson
Lawrence N. Brandt
Alvin P. Gutman
William W. Karatz
John C. McDonald
Donald B. Romans
Robert F. Shapiro
Robert M. Shavick
Robert S. Weinberg


MODERN PORTFOLIO THEORY TERMS
-------------------------------------------------------------------------------

BETA
A measure of a fund's sensitivity to market movements, relative to the S&P 500. (By definition, the beta of the S&P 500 is 1.00.)

R2
Reflects the percentage of a fund's movements that are explained by movements in its benchmark index. An R2 of 100 means that all movements are explained by the benchmark.

ALPHA
Measures the difference between the fund's actual returns and its expected performance, given its level of risk.

STANDARD DEVIATION
A statistical measure of the range of a fund's performance. The greater the standard deviation, the greater the fund's volatility.

SHARPE RATIO
Risk-adjusted measure using standard deviation and excess return to determine reward per unit of risk. The higher the Sharpe Ratio, the better the fund's historical risk-adjusted performance.

[GRAPHIC OMITTED - BURNHAM FINANCIAL GROUP LOGO]

DISTRIBUTOR:
BURNHAM SECURITIES, INC.
1325 Avenue of the Americas, 26th Floor
New York, NY 10019

PHONE: 1-800-874-FUND (3863)
INTERNET: www.burnhamfunds.com
EMAIL: contact@burnhamfunds.com



THE BURNHAM FAMILY OF FUNDS aims to give investors the tools to build prudent investment portfolios. The family offers a variety of approaches to equity investing, as well as a choice of money market funds.


     Burnham U.S.     Burnham       Burnham Dow                Burnham
     Treasury Money   Money Market  30 Focused                 Financial
     Market Fund      Fund          Fund        Burnham Fund   Services Fund

---------+-------------+-------------+---------------+--------------+-----------
More                                                                       More
Conservative                                                         Aggressive

This report was prepared for current shareholders of the Burnham Family of Funds, which are all part of Burnham Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.

Because this report gives data about the past, the funds' holdings and the managers' views may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.

BITSANL06/00